Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Extended Market Index Portfolio
September 30, 2025
VEMI-NPRT3-1125
1.9887319.107
Common Stocks - 97.0%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	6,447	136,290
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	11,189	128,226
Liberty Global Ltd Class C (b)	8,930	104,927

TOTAL BELGIUM		233,153
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	3,563	29,145
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	3,090	784,644
TOTAL BERMUDA		813,789
CANADA - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	5,880	34,457
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	1,632	82,498
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	17,045	421,182
Hut 8 Corp (United States) (b)(c)	5,882	204,752
		625,934
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	2,840	48,564
TOTAL CANADA		791,453
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	11,116	45,242
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	3,516	26,651
Paper & Forest Products - 0.0%
Mercer International Inc	3,275	9,431
TOTAL GERMANY		36,082
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	29,997	49,795
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	1,522	43,225
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	2,424	28,773
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	2,277	22,223
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	1,026	64,679
TOTAL IRELAND		115,675
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	6,298	88,928
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	8,321	242,973
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	2,530	141,807
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	3,180	185,617
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	1,002	17,885
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	3,801	31,510
Liberty Latin America Ltd Class C (b)	6,419	54,177
		85,687
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	10,286	226,806
Ofg Bancorp	2,820	122,642
Popular Inc	4,345	551,859
		901,307
Financial Services - 0.0%
EVERTEC Inc	4,105	138,666
TOTAL FINANCIALS		1,039,973

TOTAL PUERTO RICO		1,125,660
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	3,321	134,965
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	4,520	558,220
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	5,763	104,253
TOTAL SWEDEN		662,473
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	7,508	102,259
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	5,480	355,159
TOTAL SWITZERLAND		457,418
THAILAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	976	22,575
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	2,277	830,240
TOTAL THAILAND		852,815
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	2,115	18,718
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	26,662	1,051,816
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	1,796	24,964
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc	27,200	1,912,976
TOTAL UNITED KINGDOM		3,008,474
UNITED STATES - 94.9%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)	1,195	25,657
AST SpaceMobile Inc Class A (b)(c)	12,139	595,783
Atn International Inc	731	10,943
Bandwidth Inc Class A (b)	1,948	32,473
Cogent Communications Holdings Inc	2,671	102,433
Frontier Communications Parent Inc (b)	14,101	526,672
Globalstar Inc (b)	3,180	115,720
IDT Corp Class B	1,349	70,566
Iridium Communications Inc	6,992	122,080
Lumen Technologies Inc (b)	65,190	398,963
Shenandoah Telecommunications Co	2,896	38,864
Uniti Group Inc (b)	9,302	56,928
		2,097,082
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (b)(c)	27,125	78,663
Atlanta Braves Holdings Inc Class A (b)(c)	817	37,149
Atlanta Braves Holdings Inc Class C (b)	2,184	90,833
Cinemark Holdings Inc	6,467	181,205
Eventbrite Inc Class A (b)	4,943	12,456
Madison Square Garden Entertainment Corp Class A (b)	2,623	118,665
Madison Square Garden Sports Corp Class A (b)	1,064	241,528
Marcus Corp/The	1,536	23,823
Roku Inc Class A (b)	8,232	824,270
Sphere Entertainment Co Class A (b)(c)	1,712	106,349
Starz Entertainment Corp	897	13,213
TKO Group Holdings Inc Class A	4,261	860,552
Vivid Seats Inc Class A (b)(c)	226	3,756
Warner Music Group Corp Class A	9,252	315,123
		2,907,585
Interactive Media & Services - 1.0%
Angi Inc Class A (b)	2,651	43,105
Bumble Inc Class A (b)	4,927	30,005
Cargurus Inc Class A (b)	5,440	202,531
Cars.com Inc (b)	3,617	44,200
EverQuote Inc Class A (b)	1,719	39,314
fuboTV Inc (b)(c)	21,435	88,955
IAC Inc Class A (b)	4,075	138,835
Match Group Inc	15,579	550,250
MediaAlpha Inc Class A (b)	2,106	23,966
Nextdoor Holdings Inc Class A (b)	13,641	28,510
QuinStreet Inc (b)	3,571	55,243
Reddit Inc Class A (b)	6,996	1,609,010
Rumble Inc Class A (b)(c)	6,579	47,632
Shutterstock Inc	1,544	32,192
Snap Inc Class A (b)	67,515	520,541
Teads Holding Co (b)	1,853	3,057
TripAdvisor Inc Class A	7,605	123,657
Trump Media & Technology Group Corp (b)(c)	5,809	95,384
Vimeo Inc Class A (b)	10,326	80,027
Yelp Inc Class A (b)	4,126	128,731
Ziff Davis Inc (b)	2,635	100,394
ZipRecruiter Inc Class A (b)	4,767	20,117
ZoomInfo Technologies Inc (b)	16,682	182,001
		4,187,657
Media - 1.4%
Altice USA Inc Class A (b)	16,011	38,587
AMC Networks Inc Class A (b)	2,047	16,867
Boston Omaha Corp (b)	1,367	17,880
Cable One Inc (c)	290	51,345
Cardlytics Inc (b)(c)	2,432	5,909
Clear Channel Outdoor Holdings Inc (b)	21,013	33,201
DoubleVerify Holdings Inc (b)	8,462	101,375
EchoStar Corp Class A (b)	8,527	651,122
EW Scripps Co/The Class A (b)	4,137	10,177
Gannett Co Inc (b)	7,616	31,454
Gray Media Inc	5,472	31,628
Ibotta Inc Class A (b)(c)	334	9,302
iHeartMedia Inc Class A (b)	7,068	20,285
Integral Ad Science Holding Corp (b)	5,081	51,674
Interpublic Group of Cos Inc/The	23,524	656,555
John Wiley & Sons Inc Class A	2,572	104,089
Liberty Broadband Corp Class A (b)	1,093	69,220
Liberty Broadband Corp Class C (b)	7,084	450,117
Magnite Inc (b)	8,023	174,741
National CineMedia Inc (c)	5,939	26,785
New York Times Co/The Class A	10,317	592,196
News Corp Class A	24,563	754,330
News Corp Class B (c)	6,521	225,300
Nexstar Media Group Inc	1,798	355,537
Paramount Skydance Corp Class B (c)	38,247	723,633
PubMatic Inc Class A (b)	2,568	21,263
Scholastic Corp	1,495	40,933
Sinclair Inc Class A	2,603	39,305
Sirius XM Holdings Inc (c)	13,959	324,896
Stagwell Inc Class A (b)	6,643	37,400
TechTarget Inc	1,640	9,528
TEGNA Inc	10,240	208,179
Thryv Holdings Inc (b)	2,657	32,043
WideOpenWest Inc (b)	2,938	15,160
		5,932,016
Wireless Telecommunication Services - 0.0%
Array Digital Infrastructure Inc	882	44,109
Gogo Inc (b)(c)	3,735	32,084
NII Holdings Inc (b)(c)(d)	1,280	0
Spok Holdings Inc	1,374	23,702
Telephone and Data Systems Inc	6,273	246,153
		346,048
TOTAL COMMUNICATION SERVICES		15,470,388

Consumer Discretionary - 11.5%
Automobile Components - 0.9%
Adient PLC (b)	5,260	126,661
American Axle & Manufacturing Holdings Inc (b)	7,382	44,366
BorgWarner Inc	13,956	613,506
Cooper-Standard Holdings Inc (b)	1,099	40,586
Dana Inc	8,130	162,925
Dorman Products Inc (b)	1,734	270,296
Fox Factory Holding Corp (b)	2,604	63,251
Gentex Corp	14,285	404,266
Gentherm Inc (b)	1,933	65,838
Goodyear Tire & Rubber Co/The (b)	18,312	136,974
LCI Industries	1,629	151,741
Lear Corp	3,397	341,772
Luminar Technologies Inc Class A (b)(c)	2,389	4,562
Modine Manufacturing Co (b)	3,339	474,672
Patrick Industries Inc	2,128	220,099
Phinia Inc	2,554	146,804
QuantumScape Corp Class A (b)(c)	26,856	330,866
Solid Power Inc (b)(c)	9,110	31,612
Standard Motor Products Inc	1,313	53,597
Stoneridge Inc (b)	1,818	13,853
Visteon Corp	1,750	209,755
XPEL Inc (b)(e)	1,422	47,026
		3,955,028
Automobiles - 0.4%
Harley-Davidson Inc	6,995	195,161
Lucid Group Inc (b)(c)	7,647	181,922
Rivian Automotive Inc Class A (b)(c)	52,090	764,681
Thor Industries Inc (c)	3,380	350,472
Winnebago Industries Inc	1,765	59,022
		1,551,258
Broadline Retail - 0.3%
Dillard's Inc Class A (c)	184	113,064
Etsy Inc (b)	6,624	439,767
Groupon Inc (b)	1,522	35,539
Kohl's Corp	6,994	107,498
Macy's Inc	17,775	318,706
Ollie's Bargain Outlet Holdings Inc (b)	3,902	501,017
Savers Value Village Inc (b)	1,969	26,089
		1,541,680
Distributors - 0.0%
A-Mark Precious Metals Inc	1,198	30,991
Diversified Consumer Services - 1.3%
ADT Inc	24,718	215,294
Adtalem Global Education Inc (b)	2,282	352,455
American Public Education Inc (b)	1,130	44,601
Bright Horizons Family Solutions Inc (b)	3,645	395,738
Carriage Services Inc	906	40,353
Coursera Inc (b)	7,899	92,497
Duolingo Inc Class A (b)	2,496	803,313
European Wax Center Inc Class A (b)	1,985	7,919
Frontdoor Inc (b)	4,669	314,177
Graham Holdings Co Class B	213	250,767
Grand Canyon Education Inc (b)	1,783	391,404
H&R Block Inc	8,522	430,958
KinderCare Learning Cos Inc (b)	1,729	11,481
Laureate Education Inc (b)	8,426	265,756
Lincoln Educational Services Corp (b)	1,834	43,099
Matthews International Corp Class A (c)	1,951	47,370
Mister Car Wash Inc (b)(c)	5,869	31,282
Nerdy Inc Class A (b)	4,497	5,665
Perdoceo Education Corp	3,872	145,820
Service Corp International/US	9,058	753,807
Strategic Education Inc	1,506	129,531
Stride Inc (b)	2,725	405,862
Udemy Inc (b)	5,682	39,831
Universal Technical Institute Inc (b)	2,856	92,963
		5,311,943
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment Inc Class A (b)	3,570	39,520
Aramark	16,646	639,206
Biglari Holdings Inc Class B (b)	46	14,888
BJ's Restaurants Inc (b)	1,389	42,406
Bloomin' Brands Inc	5,309	38,066
Boyd Gaming Corp	3,867	334,302
Brinker International Inc (b)	2,824	357,744
Caesars Entertainment Inc (b)	13,194	356,568
Cava Group Inc (b)	5,219	315,280
Cheesecake Factory Inc/The (c)	2,920	159,549
Choice Hotels International Inc (c)	1,416	151,385
Churchill Downs Inc	4,584	444,694
Cracker Barrel Old Country Store Inc (c)	1,399	61,640
Dave & Buster's Entertainment Inc (b)(c)	1,730	31,417
Denny's Corp (b)(c)	3,882	20,303
Dine Brands Global Inc (c)	1,013	25,041
Dutch Bros Inc Class A (b)	8,064	422,070
El Pollo Loco Holdings Inc (b)	1,484	14,395
First Watch Restaurant Group Inc (b)	2,561	40,054
Global Business Travel Group I Class A (b)	5,408	43,697
Golden Entertainment Inc	1,255	29,593
Hilton Grand Vacations Inc (b)	3,691	154,321
Hyatt Hotels Corp Class A (c)	2,660	377,534
Jack in the Box Inc (c)	1,281	25,325
Krispy Kreme Inc (c)	5,073	19,633
Kura Sushi USA Inc Class A (b)	368	21,863
Life Time Group Holdings Inc (b)	7,711	212,824
Light & Wonder Inc Class A (b)	5,359	449,834
Lindblad Expeditions Holdings Inc (b)	2,333	29,862
Lucky Strike Entertainment Corp Class A (c)	1,662	17,019
Marriott Vacations Worldwide Corp	2,040	135,782
MGM Resorts International (b)	13,118	454,670
Monarch Casino & Resort Inc	839	88,800
Norwegian Cruise Line Holdings Ltd (b)	28,370	698,753
Papa John's International Inc (c)	2,058	99,093
Penn Entertainment Inc (b)	9,297	179,060
Planet Fitness Inc Class A (b)	5,325	552,735
Portillo's Inc Class A (b)	3,768	24,304
Potbelly Corp (b)	1,535	26,156
Pursuit Attractions and Hospitality Inc (b)	1,347	48,734
Rci Hospitality Holdings Inc	495	15,102
Red Rock Resorts Inc Class A	3,175	193,866
Rush Street Interactive Inc Class A (b)	5,651	115,732
Sabre Corp (b)	24,258	44,392
Serve Robotics Inc (b)(c)	1,649	19,178
Shake Shack Inc Class A (b)	2,525	236,365
Six Flags Entertainment Corp (b)	6,040	137,229
Sweetgreen Inc Class A (b)(c)	6,633	52,931
Target Hospitality Corp (b)	2,061	17,477
Texas Roadhouse Inc	4,217	700,655
Travel + Leisure Co	4,169	248,014
United Parks & Resorts Inc (b)(c)	1,789	92,491
Vail Resorts Inc	2,374	355,079
Viking Holdings Ltd (b)	11,032	685,749
Wendy's Co/The (c)	10,533	96,482
Wingstop Inc (c)	1,773	446,229
Wyndham Hotels & Resorts Inc	4,890	390,711
Wynn Resorts Ltd	5,591	717,158
Xponential Fitness Inc Class A (b)	1,467	11,427
		11,774,387
Household Durables - 1.7%
Beazer Homes USA Inc (b)	1,726	42,373
Cavco Industries Inc (b)	509	295,592
Century Communities Inc	1,744	110,517
Champion Homes Inc (b)	3,352	255,992
Cricut Inc Class A	3,000	18,870
Dream Finders Homes Inc Class A (b)(c)	1,792	46,449
Ethan Allen Interiors Inc	1,439	42,393
Flexsteel Industries Inc	264	12,236
Green Brick Partners Inc (b)	1,951	144,101
Helen of Troy Ltd (b)	1,578	39,766
Hovnanian Enterprises Inc Class A (b)	289	37,134
Installed Building Products Inc (c)	1,448	357,164
KB Home	4,558	290,071
La-Z-Boy Inc	2,694	92,458
Legacy Housing Corp (b)	679	18,679
Leggett & Platt Inc	8,468	75,196
LGI Homes Inc (b)	1,344	69,498
Lovesac Co/The (b)	940	15,914
M/I Homes Inc (b)	1,712	247,281
Meritage Homes Corp	4,555	329,919
Mohawk Industries Inc (b)	3,289	424,018
Newell Brands Inc	26,837	140,626
SharkNinja Inc (b)	4,206	433,849
Smith Douglas Homes Corp Class A (b)(c)	646	11,408
Somnigroup International Inc	13,101	1,104,807
Sonos Inc (b)	7,527	118,927
Taylor Morrison Home Corp (b)	6,346	418,899
Toll Brothers Inc	6,303	870,696
TopBuild Corp (b)	1,803	704,721
Tri Pointe Homes Inc (b)	5,776	196,211
Whirlpool Corp (c)	3,533	277,694
		7,243,459
Leisure Products - 0.5%
Acushnet Holdings Corp (c)	1,703	133,668
Brunswick Corp/DE	4,118	260,422
Funko Inc Class A (b)	2,790	9,597
Hasbro Inc	8,369	634,789
JAKKS Pacific Inc	634	11,875
Johnson Outdoors Inc Class A	367	14,823
Latham Group Inc (b)	2,430	18,492
Malibu Boats Inc Class A (b)	1,194	38,745
MasterCraft Boat Holdings Inc (b)	821	17,619
Mattel Inc (b)	20,484	344,746
Peloton Interactive Inc Class A (b)	23,992	215,928
Polaris Inc	3,320	192,992
Smith & Wesson Brands Inc	2,859	28,104
Sturm Ruger & Co Inc	1,040	45,209
Topgolf Callaway Brands Corp (b)	9,212	87,514
YETI Holdings Inc (b)	5,316	176,385
		2,230,908
Specialty Retail - 2.5%
1-800-Flowers.com Inc Class A (b)(c)	1,318	6,062
Abercrombie & Fitch Co Class A (b)	3,029	259,131
Academy Sports & Outdoors Inc	4,174	208,783
Advance Auto Parts Inc	3,754	230,496
America's Car-Mart Inc/TX (b)	532	15,540
American Eagle Outfitters Inc	10,127	173,273
Arhaus Inc Class A (b)	3,378	35,908
Arko Corp	4,345	19,857
Asbury Automotive Group Inc (b)	1,249	305,318
AutoNation Inc (b)	1,578	345,219
BARK Inc (b)	6,082	5,052
Barnes & Noble Education Inc (b)	1,161	11,552
Bath & Body Works Inc	13,532	348,584
Bed Bath & Beyond Inc (b)	3,183	31,162
Boot Barn Holdings Inc (b)	1,943	321,994
Buckle Inc/The	1,971	115,619
Build-A-Bear Workshop Inc (c)	739	48,190
Caleres Inc	2,193	28,597
Camping World Holdings Inc Class A	3,913	61,786
Chewy Inc Class A (b)	13,946	564,116
Children's Place Inc/The (b)(c)	607	3,768
Citi Trends Inc (b)	493	15,298
Designer Brands Inc Class A (c)	2,147	7,600
Dick's Sporting Goods Inc	3,588	797,325
EVgo Inc Class A (b)	7,931	37,514
Five Below Inc (b)	3,499	541,295
Floor & Decor Holdings Inc Class A (b)	6,838	503,961
GameStop Corp Class A (b)(c)	25,863	705,543
Gap Inc/The	14,120	302,027
Genesco Inc (b)	619	17,945
Group 1 Automotive Inc	805	352,196
Guess? Inc	1,646	27,505
Haverty Furniture Cos Inc	805	17,654
J Jill Inc	555	9,518
Lands' End Inc (b)(c)	637	8,982
Leslie's Inc (b)	449	2,469
Lithia Motors Inc Class A	1,654	522,664
MarineMax Inc (b)	1,217	30,827
Monro Inc	1,907	34,269
Murphy USA Inc	1,143	443,781
National Vision Holdings Inc (b)	5,107	149,073
ODP Corp/The (b)	1,889	52,609
OneWater Marine Inc Class A (b)(c)	868	13,749
Penske Automotive Group Inc	1,166	202,779
Petco Health & Wellness Co Inc Class A (b)	5,385	20,840
RealReal Inc/The (b)	6,019	63,982
Restoration Hardware Inc (b)	969	196,862
Revolve Group Inc Class A (b)	2,531	53,910
Sally Beauty Holdings Inc (b)	6,335	103,134
Shoe Carnival Inc (c)	1,167	24,262
Signet Jewelers Ltd	2,731	261,958
Sleep Number Corp (b)(c)	1,464	10,277
Sonic Automotive Inc Class A	952	72,438
Stitch Fix Inc Class A (b)	7,695	33,473
ThredUp Inc Class A (b)	6,046	57,135
Upbound Group Inc	3,394	80,200
Urban Outfitters Inc (b)	3,598	257,005
Valvoline Inc (b)	8,069	289,758
Victoria's Secret & Co (b)	5,136	139,391
Warby Parker Inc Class A (b)	5,898	162,667
Wayfair Inc Class A (b)	6,589	588,595
Winmark Corp	184	91,590
Zumiez Inc (b)	991	19,434
		10,463,501
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	7,585	151,093
Carter's Inc	2,305	65,047
Columbia Sportswear Co	2,004	104,809
Crocs Inc (b)	3,565	297,856
Figs Inc Class A (b)	7,777	52,028
G-III Apparel Group Ltd (b)	2,391	63,625
Hanesbrands Inc (b)	22,134	145,863
Kontoor Brands Inc	3,143	250,717
Lakeland Industries Inc (c)	459	6,793
Levi Strauss & Co Class A	6,193	144,297
Movado Group Inc	958	18,173
Oxford Industries Inc	885	35,878
PVH Corp	3,054	255,834
Ralph Lauren Corp Class A	2,536	795,188
Steven Madden Ltd	4,685	156,854
Tapestry Inc	13,201	1,494,617
Under Armour Inc Class A (b)(c)	13,193	65,833
Under Armour Inc Class C (b)(c)	7,440	35,935
VF Corp	21,037	303,564
Wolverine World Wide Inc	5,090	139,670
		4,583,674
TOTAL CONSUMER DISCRETIONARY		48,686,829

Consumer Staples - 3.5%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	532	112,475
Brown-Forman Corp Class A	3,701	99,594
Brown-Forman Corp Class B (c)	11,321	306,573
Celsius Holdings Inc (b)	9,991	574,383
Coca-Cola Consolidated Inc	3,725	436,421
MGP Ingredients Inc	913	22,085
Molson Coors Beverage Co Class B	10,876	492,139
National Beverage Corp (b)	1,480	54,642
Primo Brands Corp Class A	16,118	356,208
Vita Coco Co Inc/The (b)	2,458	104,391
		2,558,911
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	25,659	449,289
Andersons Inc/The	2,024	80,575
BJ's Wholesale Club Holdings Inc (b)	8,397	783,020
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	341	0
Casey's General Stores Inc	2,360	1,334,155
Chefs' Warehouse Inc/The (b)	2,217	129,318
Grocery Outlet Holding Corp (b)	6,146	98,643
Guardian Pharmacy Services Inc Class A (b)	1,081	28,355
Ingles Markets Inc Class A	910	63,300
Maplebear Inc (b)(c)	10,445	383,958
Natural Grocers by Vitamin Cottage Inc	690	27,600
Performance Food Group Co (b)	9,923	1,032,389
PriceSmart Inc	1,563	189,420
United Natural Foods Inc (b)	3,790	142,580
US Foods Holding Corp (b)	14,703	1,126,544
Weis Markets Inc	1,035	74,385
		5,943,531
Food Products - 1.0%
Alico Inc	288	9,982
B&G Foods Inc (c)	4,855	21,508
Beyond Meat Inc (b)(c)	5,233	9,890
BRC Inc Class A (b)	1,995	3,112
Cal-Maine Foods Inc	2,747	258,493
Calavo Growers Inc	1,066	27,439
Campbell's Company/The (c)	12,541	396,045
Darling Ingredients Inc (b)	10,037	309,842
Flowers Foods Inc (c)	12,706	165,813
Fresh Del Monte Produce Inc	2,116	73,468
Freshpet Inc (b)	3,128	172,384
Hain Celestial Group Inc (b)	6,098	9,635
Hormel Foods Corp	18,600	460,164
Ingredion Inc	4,094	499,918
J & J Snack Foods Corp	984	94,553
John B Sanfilippo & Son Inc	587	37,732
Lamb Weston Holdings Inc	8,971	521,036
Limoneira Co	1,037	15,399
Mama's Creations Inc (b)	2,504	26,317
Marzetti Company/The	1,233	213,050
Mission Produce Inc (b)	2,756	33,127
Pilgrim's Pride Corp (c)	2,531	103,062
Post Holdings Inc (b)	2,855	306,855
Seaboard Corp	16	58,352
Seneca Foods Corp Class A (b)	281	30,331
Simply Good Foods Co/The (b)	5,761	142,988
Tootsie Roll Industries Inc Class A	1,055	44,226
TreeHouse Foods Inc (b)	2,839	57,376
Utz Brands Inc Class A	4,697	57,069
Vital Farms Inc (b)	1,959	80,613
Westrock Coffee Co (b)	2,046	9,944
		4,249,723
Household Products - 0.1%
Central Garden & Pet Co (b)	990	32,324
Central Garden & Pet Co Class A (b)	2,708	79,967
Energizer Holdings Inc	4,128	102,746
Oil-Dri Corp of America	653	39,858
Reynolds Consumer Products Inc	3,631	88,851
Spectrum Brands Holdings Inc	1,639	86,097
WD-40 Co	871	172,110
		601,953
Personal Care Products - 0.3%
BellRing Brands Inc (b)	8,071	293,381
Coty Inc Class A (b)	22,948	92,710
Edgewell Personal Care Co	2,951	60,082
elf Beauty Inc (b)	3,584	474,809
Herbalife Ltd (b)	6,392	53,948
Honest Co Inc/The (b)	4,931	18,146
Interparfums Inc (c)	1,134	111,563
Medifast Inc (b)	535	7,313
Nu Skin Enterprises Inc Class A	3,103	37,826
Olaplex Holdings Inc (b)	7,394	9,686
USANA Health Sciences Inc (b)	628	17,301
		1,176,765
Tobacco - 0.0%
Turning Point Brands Inc	1,118	110,525
Universal Corp/VA	1,556	86,934
		197,459
TOTAL CONSUMER STAPLES		14,728,342

Energy - 3.0%
Energy Equipment & Services - 0.7%
Archrock Inc	11,245	295,856
Aris Water Solutions Inc Class A	1,786	44,043
Atlas Energy Solutions Inc (c)	4,662	53,007
Bristow Group Inc (b)	1,549	55,888
Cactus Inc Class A	4,420	174,457
Core Laboratories Inc (c)	2,946	36,413
DMC Global Inc (b)	902	7,621
Expro Group Holdings NV (b)	6,529	77,565
Helix Energy Solutions Group Inc (b)	8,905	58,417
Helmerich & Payne Inc	6,256	138,195
Innovex International Inc (b)	2,431	45,071
Kodiak Gas Services Inc	2,488	91,981
Liberty Energy Inc Class A	10,511	129,706
Nabors Industries Ltd (b)	921	37,641
Natural Gas Services Group Inc	660	18,472
Noble Corp PLC (c)	8,322	235,346
NOV Inc	23,991	317,881
Oceaneering International Inc (b)	6,307	156,287
Oil States International Inc (b)	3,615	21,907
Patterson-UTI Energy Inc	23,048	119,389
ProPetro Holding Corp (b)	5,138	26,923
Ranger Energy Services Inc Class A	990	13,899
RPC Inc (c)	5,468	26,028
Select Water Solutions Inc Class A	5,961	63,723
Solaris Energy Infrastructure Inc Class A	2,383	95,249
TETRA Technologies Inc (b)	7,590	43,643
Tidewater Inc (b)	2,929	156,204
Transocean Ltd (b)(c)	49,215	153,551
Valaris Ltd (b)(c)	4,105	200,201
Weatherford International PLC	4,630	316,831
		3,211,395
Oil, Gas & Consumable Fuels - 2.3%
Amplify Energy Corp (b)	2,760	14,490
Antero Midstream Corp	21,419	416,385
Antero Resources Corp (b)	18,578	623,478
APA Corp	22,984	558,052
Berry Corp	5,010	18,938
California Resources Corp	4,453	236,811
Calumet Inc (b)(c)	4,355	79,479
Centrus Energy Corp Class A (b)(c)	943	292,396
Chord Energy Corp	3,699	367,570
Civitas Resources Inc (c)	5,367	174,428
Clean Energy Fuels Corp (b)	11,730	30,263
CNX Resources Corp (b)	9,216	296,018
Comstock Resources Inc (b)(c)	5,930	117,592
Core Natural Resources Inc	3,146	262,628
Crescent Energy Co Class A	11,607	103,534
CVR Energy Inc (b)	2,155	78,614
Delek US Holdings Inc	3,814	123,078
Dorian LPG Ltd	2,300	68,540
DT Midstream Inc	6,473	731,837
Excelerate Energy Inc Class A	1,680	42,319
FutureFuel Corp	1,455	5,645
Gevo Inc (b)(c)	13,554	26,566
Granite Ridge Resources Inc	3,848	20,818
Green Plains Inc (b)	4,114	36,162
Gulfport Energy Corp (b)	785	142,069
HF Sinclair Corp	10,215	534,653
HighPeak Energy Inc Class A (c)	1,842	13,023
International Seaways Inc	2,564	118,149
Kinetik Holdings Inc Class A (c)	2,532	108,218
Magnolia Oil & Gas Corp Class A	12,043	287,466
Matador Resources Co	7,430	333,830
Murphy Oil Corp	8,483	241,002
New Fortress Energy Inc Class A (b)(c)	7,295	16,122
NextDecade Corp (b)	8,658	58,788
Northern Oil & Gas Inc (c)	6,364	157,827
Par Pacific Holdings Inc (b)	3,352	118,728
PBF Energy Inc Class A	6,311	190,403
Peabody Energy Corp	7,649	202,851
Permian Resources Corp Class A	40,666	520,525
Range Resources Corp	15,237	573,521
REX American Resources Corp (b)	1,870	57,259
Riley Exploration Permian Inc	690	18,706
Ring Energy Inc (b)	5,905	6,436
Sable Offshore Corp (b)(c)	4,708	82,202
SandRidge Energy Inc	2,219	25,030
SM Energy Co	7,352	183,579
Summit Midstream Corp Class A (b)	651	13,372
Talos Energy Inc (b)	8,152	78,178
Uranium Energy Corp (b)	27,271	363,795
VAALCO Energy Inc	6,957	27,967
Viper Energy Inc Class A	8,393	320,780
Vital Energy Inc (b)(c)	1,703	28,764
Vitesse Energy Inc (c)	2,059	47,831
W&T Offshore Inc (c)	6,845	12,458
World Kinect Corp	3,758	97,520
		9,706,693
TOTAL ENERGY		12,918,088

Financials - 16.5%
Banks - 5.8%
1st Source Corp	1,133	69,747
Amalgamated Financial Corp	1,300	35,295
Amerant Bancorp Inc Class A	2,223	42,837
Ameris Bancorp	4,091	299,911
Associated Banc-Corp	10,470	269,184
Atlantic Union Bankshares Corp	9,042	319,092
Axos Financial Inc (b)	3,417	289,249
Banc of California Inc	8,214	135,942
BancFirst Corp	1,252	158,315
Bancorp Inc/The (b)	2,927	219,203
Bank First Corp	559	67,812
Bank of Hawaii Corp	2,507	164,559
Bank of Marin Bancorp	1,003	24,353
Bank OZK	6,713	342,229
BankUnited Inc	4,719	180,077
Banner Corp	2,171	142,201
Bar Harbor Bankshares	978	29,790
Beacon Financial Corp	2,859	67,787
BOK Financial Corp	1,404	156,462
Burke & Herbert Financial Services Corp	837	51,635
Business First Bancshares Inc	1,748	41,270
Byline Bancorp Inc	1,598	44,313
Cadence Bank	11,828	444,023
California BanCorp (b)	1,416	23,619
Camden National Corp	1,073	41,407
Capital Bancorp Inc	693	22,107
Capitol Federal Financial Inc	7,697	48,876
Cathay General Bancorp	4,493	215,709
Central Pacific Financial Corp	1,707	51,790
City Holding Co	912	112,969
CNB Financial Corp/PA	1,462	35,380
Coastal Financial Corp/WA Class A (b)	763	82,534
Columbia Banking System Inc	13,349	343,603
Columbia Financial Inc (b)	1,676	25,157
Comerica Inc	8,349	572,073
Commerce Bancshares Inc/MO	7,692	459,674
Community Financial System Inc	3,326	195,037
Community Trust Bancorp Inc	1,051	58,803
Connectone Bancorp Inc	2,909	72,172
Cullen/Frost Bankers Inc	4,076	516,715
Customers Bancorp Inc (b)	1,833	119,823
CVB Financial Corp	8,331	157,539
Dime Community Bancshares Inc	2,471	73,710
Eagle Bancorp Inc	1,910	38,620
East West Bancorp Inc	8,752	931,650
Eastern Bankshares Inc	11,832	214,751
Enterprise Financial Services Corp	2,376	137,760
Equity Bancshares Inc Class A	947	38,543
Esquire Financial Holdings Inc (c)	453	46,231
Farmers National Banc Corp	2,415	34,800
FB Bancorp Inc	1,072	12,884
FB Financial Corp	2,527	140,855
Financial Institutions Inc	1,289	35,061
First Bancorp/Southern Pines NC	2,597	137,355
First Busey Corp	5,380	124,547
First Business Financial Services Inc	522	26,758
First Commonwealth Financial Corp	6,571	112,036
First Community Bankshares Inc	1,040	36,192
First Financial Bancorp	6,178	155,995
First Financial Bankshares Inc	8,191	275,627
First Financial Corp	674	38,041
First Foundation Inc (b)	4,780	26,625
First Hawaiian Inc	7,922	196,703
First Horizon Corp	32,173	727,432
First Interstate BancSystem Inc Class A	5,442	173,437
First Merchants Corp	3,752	141,450
First Mid Bancshares Inc	1,411	53,449
Firstsun Capital Bancorp (b)	652	25,291
Five Star Bancorp	1,016	32,715
Flagstar Financial Inc	19,253	222,372
Flushing Financial Corp	2,427	33,517
FNB Corp/PA	22,711	365,874
Fulton Financial Corp	11,407	212,512
German American Bancorp Inc	2,360	92,677
Glacier Bancorp Inc	7,516	365,804
Great Southern Bancorp Inc	540	33,075
Hancock Whitney Corp	5,433	340,160
Hanmi Financial Corp	2,038	50,318
Harborone Northeast Bancorp Inc	2,571	34,966
Heritage Commerce Corp	3,927	38,995
Heritage Financial Corp Wash	2,159	52,226
Hilltop Holdings Inc	2,854	95,381
Hingham Institution For Savings The	115	30,335
Home BancShares Inc/AR	11,638	329,355
HomeTrust Bancshares Inc	966	39,548
Hope Bancorp Inc	8,001	86,171
Horizon Bancorp Inc/IN	2,831	45,324
Independent Bank Corp	2,674	184,961
Independent Bank Corp/MI	1,310	40,577
International Bancshares Corp	3,402	233,888
Kearny Financial Corp/MD	3,721	24,447
Lakeland Financial Corp (c)	1,671	107,278
Live Oak Bancshares Inc	2,249	79,210
Mechanics Bancorp Class A (b)	1,117	14,866
Mercantile Bank Corp	1,115	50,175
Metropolitan Bank Holding Corp	620	46,388
Mid Penn Bancorp Inc	1,367	39,151
Midland States Bancorp Inc	1,408	24,133
MidWestOne Financial Group Inc	1,202	34,005
National Bank Holdings Corp Class A	2,395	92,543
NB Bancorp Inc	2,263	39,942
Nbt Bancorp Inc	3,291	137,432
Nicolet Bankshares Inc	861	115,805
Northeast Bank	440	44,070
Northeast Community Bancorp Inc	841	17,298
Northfield Bancorp Inc	2,461	29,040
Northrim BanCorp Inc	1,388	30,064
Northwest Bancshares Inc	8,140	100,855
OceanFirst Financial Corp	3,670	64,482
Old National Bancorp/IN	20,645	453,158
Old Second Bancorp Inc	3,040	52,546
Origin Bancorp Inc	1,828	63,103
Orrstown Financial Services Inc	1,232	41,863
Park National Corp	917	149,040
Pathward Financial Inc	1,472	108,943
Peapack-Gladstone Financial Corp	1,009	27,848
Peoples Bancorp Inc/OH	2,353	70,566
Peoples Financial Services Corp	610	29,652
Pinnacle Financial Partners Inc	4,873	457,039
Preferred Bank/Los Angeles CA	729	65,894
Prosperity Bancshares Inc	6,033	400,290
Provident Financial Services Inc	8,460	163,109
QCR Holdings Inc	1,054	79,725
Renasant Corp	5,765	212,671
Republic Bancorp Inc/KY Class A	603	43,567
S&T Bancorp Inc	2,423	91,081
Seacoast Banking Corp of Florida	5,492	167,122
ServisFirst Bancshares Inc	3,191	256,971
Shore Bancshares Inc	1,967	32,278
Simmons First National Corp Class A	8,118	155,622
SmartFinancial Inc	855	30,549
Southern Missouri Bancorp Inc	601	31,589
Southside Bancshares Inc	1,958	55,314
SOUTHSTATE BANK CORP	6,246	617,542
Stellar Bancorp Inc	2,868	87,015
Stock Yards Bancorp Inc (c)	1,759	123,112
Synovus Financial Corp	8,822	432,984
Texas Capital Bancshares Inc (b)	2,866	242,263
TFS Financial Corp	3,748	49,380
Third Coast Bancshares Inc (b)	828	31,439
Tompkins Financial Corp	792	52,438
Towne Bank/Portsmouth VA	4,479	154,839
TriCo Bancshares	2,198	97,613
Triumph Financial Inc (b)	1,389	69,506
TrustCo Bank Corp NY	1,207	43,814
Trustmark Corp	3,783	149,807
UMB Financial Corp	4,527	535,770
United Bankshares Inc/WV	9,012	335,337
United Community Bank/SC	7,622	238,950
Unity Bancorp Inc	376	18,375
Univest Financial Corp	1,814	54,456
Valley National Bancorp	30,220	320,332
Veritex Holdings Inc	3,398	113,935
WaFd Inc	5,040	152,662
Washington Trust Bancorp Inc	1,244	35,952
Webster Financial Corp	10,669	634,165
WesBanco Inc	6,019	192,187
Westamerica BanCorp	1,745	87,233
Western Alliance Bancorp	6,919	600,016
Wintrust Financial Corp	4,240	561,546
WSFS Financial Corp	3,613	194,849
Zions Bancorp NA	9,364	529,815
		24,754,883
Capital Markets - 2.9%
Acadian Asset Management Inc	1,672	80,524
Affiliated Managers Group Inc	1,802	429,651
Artisan Partners Asset Management Inc Class A	4,465	193,781
BGC Group Inc Class A	24,084	227,835
Blue Owl Capital Inc Class A	36,564	619,029
Carlyle Group Inc/The	13,529	848,268
Cohen & Steers Inc	1,708	112,062
Diamond Hill Investment Group Inc	180	25,201
DigitalBridge Group Inc Class A	10,218	119,551
Donnelley Financial Solutions Inc (b)	1,594	81,979
Evercore Inc Class A	2,284	770,439
Federated Hermes Inc Class B	4,807	249,628
Franklin Resources Inc	19,731	456,378
GCM Grosvenor Inc Class A	3,153	38,056
Hamilton Lane Inc Class A	2,755	371,346
Houlihan Lokey Inc Class A	3,418	701,784
Invesco Ltd	28,436	652,322
Janus Henderson Group PLC	7,994	355,813
Jefferies Financial Group Inc	10,332	675,919
Lazard Inc	7,174	378,644
MarketAxess Holdings Inc	2,385	415,586
Moelis & Co Class A	4,724	336,916
Morningstar Inc	1,689	391,865
Open Lending Corp (b)	6,760	14,263
Oppenheimer Holdings Inc Class A	382	28,233
P10 Inc Class A	3,890	42,323
Perella Weinberg Partners Class A	3,896	83,063
Piper Sandler Cos	1,041	361,217
PJT Partners Inc Class A	1,552	275,837
SEI Investments Co	6,016	510,458
StepStone Group Inc Class A	4,184	273,257
Stifel Financial Corp	6,518	739,597
StoneX Group Inc (b)	2,766	279,145
TPG Inc Class A	8,164	469,022
Victory Capital Holdings Inc Class A (c)	3,014	195,187
Virtu Financial Inc Class A	5,145	182,648
Virtus Invt Partners Inc	407	77,342
WisdomTree Inc (c)	7,236	100,580
		12,164,749
Consumer Finance - 1.3%
Ally Financial Inc	17,570	688,744
Atlanticus Holdings Corp (b)	285	16,694
Bread Financial Holdings Inc	2,918	162,737
Credit Acceptance Corp (b)(c)	387	180,702
Dave Inc Class A (b)	490	97,682
Encore Capital Group Inc (b)	1,455	60,732
Enova International Inc (b)	1,628	187,367
EZCORP Inc Class A (b)	3,265	62,166
FirstCash Holdings Inc	2,454	388,763
Green Dot Corp Class A (b)	3,445	46,266
LendingClub Corp (b)	7,141	108,472
Lendingtree Inc (b)	697	45,117
Navient Corp	4,527	59,530
Nelnet Inc Class A	1,123	140,802
NerdWallet Inc Class A (b)	2,275	24,478
OneMain Holdings Inc	7,562	426,951
Oportun Financial Corp (b)	2,053	12,666
PRA Group Inc (b)	2,663	41,117
PROG Holdings Inc	2,543	82,291
SLM Corp	13,330	368,974
SoFi Technologies Inc Class A (b)	70,231	1,855,503
Upstart Holdings Inc (b)(c)	5,252	266,802
World Acceptance Corp (b)	198	33,490
		5,358,046
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	16,295	1,190,839
Alerus Financial Corp	1,496	33,121
AvidXchange Holdings Inc (b)	11,745	116,863
Cannae Holdings Inc	3,691	67,582
Cantaloupe Inc (b)(c)	3,666	38,750
Cass Information Systems Inc	769	30,245
Corebridge Financial Inc	16,076	515,236
Enact Holdings Inc	1,808	69,319
Equitable Holdings Inc	19,295	979,800
Essent Group Ltd	6,442	409,454
Euronet Worldwide Inc (b)	2,549	223,828
Federal Agricultural Mortgage Corp Class C	587	98,604
Flywire Corp (b)	6,765	91,598
HA Sustainable Infrastructure Capital Inc	7,740	237,618
International Money Express Inc (b)	1,676	23,414
Jackson Financial Inc	4,538	459,382
loanDepot Inc Class A (b)(c)	5,739	17,619
Marqeta Inc Class A (b)	24,610	129,941
Merchants Bancorp/IN	1,722	54,760
MGIC Investment Corp	15,087	428,018
Mr Cooper Group Inc	4,065	856,861
NCR Atleos Corp (b)	4,689	184,325
NewtekOne Inc (c)	1,481	16,957
NMI Holdings Inc (b)	4,993	191,432
Onity Group Inc (b)	388	15,503
Paymentus Holdings Inc Class A (b)	1,944	59,486
Payoneer Global Inc (b)	16,851	101,949
PennyMac Financial Services Inc	2,043	253,087
Radian Group Inc	8,538	309,246
Remitly Global Inc (b)	9,793	159,626
Repay Holdings Corp Class A (b)	4,782	25,010
Rocket Cos Inc Class A (c)	15,387	298,200
Sezzle Inc (b)(c)	940	74,758
Shift4 Payments Inc Class A (b)(c)	4,283	331,504
Toast Inc Class A (b)	27,847	1,016,694
UWM Holdings Corp Class A	8,698	52,971
Velocity Financial Inc (b)	705	12,788
Voya Financial Inc	6,119	457,701
Walker & Dunlop Inc	2,032	169,916
Western Union Co/The (c)	21,421	171,154
WEX Inc (b)	2,174	342,470
		10,317,629
Insurance - 3.2%
Abacus Global Management Inc Class A (b)(c)	1,882	10,784
Ambac Financial Group Inc/Old (b)	2,718	22,668
American Coastal Insurance Corp	1,437	16,367
American Financial Group Inc/OH	4,564	665,066
Amerisafe Inc	1,210	53,046
Assurant Inc	3,218	697,020
Assured Guaranty Ltd	2,942	249,040
Axis Capital Holdings Ltd	4,539	434,836
Baldwin Insurance Group Inc/The Class A (b)(c)	4,543	128,158
Bowhead Specialty Holdings Inc (b)	476	12,871
Brighthouse Financial Inc (b)	3,592	190,663
CNO Financial Group Inc	6,349	251,103
Donegal Group Inc Class A	1,006	19,506
eHealth Inc (b)	2,289	9,866
Employers Holdings Inc	1,513	64,272
Erie Indemnity Co Class A	1,586	504,602
F&G Annuities & Life Inc	1,468	45,904
First American Financial Corp	6,547	420,579
Genworth Financial Inc Class A (b)	26,442	235,334
Globe Life Inc	5,241	749,307
Goosehead Insurance Inc Class A	1,613	120,039
Hanover Insurance Group Inc/The	2,281	414,298
HCI Group Inc	604	115,926
Heritage Insurance Holdings Inc (b)	1,396	35,151
Hippo Holdings Inc (b)	1,277	46,176
Horace Mann Educators Corp	2,567	115,951
Investors Title Co	106	28,390
James River Group Holdings Ltd	2,655	14,735
Kemper Corp	3,778	194,756
Kinsale Capital Group Inc	1,407	598,341
Lemonade Inc (b)(c)	3,616	193,564
Lincoln National Corp	10,812	436,048
Loews Corp	11,029	1,107,202
MBIA Inc (b)(c)	2,509	18,692
Mercury General Corp	1,671	141,667
Old Republic International Corp	14,445	613,479
Oscar Health Inc Class A (b)(c)	13,154	249,005
Palomar Hldgs Inc (b)	1,679	196,023
Primerica Inc	2,084	578,498
ProAssurance Corp (b)	3,189	76,504
Reinsurance Group of America Inc	4,195	805,986
RLI Corp	5,294	345,275
Root Inc/OH Class A (b)	546	48,872
Ryan Specialty Holdings Inc Class A	6,837	385,333
Safety Insurance Group Inc	950	67,156
Selective Insurance Group Inc	3,862	313,092
Selectquote Inc (b)	8,623	16,901
Skyward Specialty Insurance Group Inc (b)	2,153	102,397
Stewart Information Services Corp	1,756	128,750
Tiptree Inc Class A	1,372	26,301
Trupanion Inc (b)	2,124	91,927
TWFG Inc Class A (b)	828	22,720
United Fire Group Inc	1,460	44,413
Universal Insurance Holdings Inc	1,601	42,106
Unum Group	10,181	791,879
White Mountains Insurance Group Ltd	161	269,115
		13,577,660
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Adamas Trust Inc	5,654	39,408
AG Mortgage Investment Trust Inc	2,059	14,907
AGNC Investment Corp	64,896	635,332
Annaly Capital Management Inc	38,466	777,398
Apollo Commercial Real Estate Finance Inc	8,420	85,295
Arbor Realty Trust Inc (c)	12,447	151,978
Ares Commercial Real Estate Corp (c)	3,339	15,059
ARMOUR Residential REIT Inc (c)	5,187	77,494
Blackstone Mortgage Trust Inc Class A	10,729	197,521
Brightspire Capital Inc Class A	8,331	45,237
Chimera Investment Corp	5,086	67,237
Claros Mortgage Trust Inc	7,498	24,893
Dynex Capital Inc	6,801	83,584
Ellington Financial Inc (c)	5,866	76,141
Franklin BSP Realty Trust Inc (c)	5,642	61,272
Invesco Mortgage Capital Inc (c)	4,787	36,190
Kkr Real Estate Finance Trust Inc	3,704	33,336
Ladder Capital Corp Class A	7,025	76,643
MFA Financial Inc	6,598	60,636
Orchid Island Capital Inc (c)	6,823	47,829
Pennymac Mortgage Investment Trust	5,803	71,145
Ready Capital Corp (c)	10,735	41,544
Redwood Trust Inc	8,937	51,745
Rithm Capital Corp	33,498	381,542
Starwood Property Trust Inc	20,492	396,930
TPG RE Finance Trust Inc	4,138	35,421
Two Harbors Investment Corp	6,642	65,557
		3,651,274
TOTAL FINANCIALS		69,824,241

Health Care - 11.1%
Biotechnology - 4.7%
4D Molecular Therapeutics Inc (b)	2,144	18,631
89bio Inc (b)	8,047	118,291
Abeona Therapeutics Inc (b)	3,286	17,350
Absci Corp (b)	5,284	16,063
ACADIA Pharmaceuticals Inc (b)	7,926	169,141
ADMA Biologics Inc (b)	15,214	223,037
Agios Pharmaceuticals Inc (b)	3,725	149,522
Akebia Therapeutics Inc (b)(c)	15,127	41,297
Akero Therapeutics Inc (b)	4,601	218,455
Alector Inc (b)	5,170	15,303
Alkermes PLC (b)	10,482	314,460
Allogene Therapeutics Inc (b)	10,494	13,013
Altimmune Inc (b)	4,654	17,546
Amicus Therapeutics Inc (b)	17,390	137,033
AnaptysBio Inc (b)(c)	1,220	37,356
Anavex Life Sciences Corp (b)(c)	5,359	47,695
Anika Therapeutics Inc (b)	714	6,712
Annexon Inc (b)	5,539	16,894
Apellis Pharmaceuticals Inc (b)	6,919	156,577
Apogee Therapeutics Inc (b)	2,122	84,307
Arbutus Biopharma Corp (b)	9,444	42,876
Arcellx Inc (b)	2,488	204,265
Arcturus Therapeutics Holdings Inc (b)(c)	1,646	30,336
Arcus Biosciences Inc (b)	4,245	57,732
Arcutis Biotherapeutics Inc (b)	6,731	126,879
Ardelyx Inc (b)	15,023	82,777
ArriVent Biopharma Inc (b)	1,456	26,863
Arrowhead Pharmaceuticals Inc (b)	8,053	277,748
ARS Pharmaceuticals Inc (b)(c)	3,338	33,547
Astria Therapeutics Inc (b)	2,689	19,576
aTyr Pharma Inc (b)(c)	5,570	4,017
Aura Biosciences Inc (b)	2,335	14,430
Avidity Biosciences Inc (b)	7,655	333,528
Avita Medical Inc (b)(c)	2,019	10,317
Beam Therapeutics Inc (b)	5,916	143,581
Bicara Therapeutics Inc (b)	1,245	19,659
BioCryst Pharmaceuticals Inc (b)	13,528	102,678
Biohaven Ltd (b)	5,561	83,471
Bridgebio Pharma Inc (b)	9,405	488,496
C4 Therapeutics Inc (b)(c)	4,097	9,095
Candel Therapeutics Inc (b)(c)	2,050	10,455
Capricor Therapeutics Inc (b)(c)	2,859	20,613
Cardiff Oncology Inc (b)(c)	3,106	6,398
CareDx Inc (b)	3,502	50,919
Carisma Therapeutics Inc rights (b)(d)	6,389	0
Cartesian Therapeutics Inc rights (b)(d)	3,666	1,061
Catalyst Pharmaceuticals Inc (b)	7,379	145,366
Celcuity Inc (b)	1,733	85,610
Celldex Therapeutics Inc (b)	4,162	107,671
CG oncology Inc (b)	3,496	140,819
Cogent Biosciences Inc (b)	6,705	96,284
Coherus Oncology Inc (b)(c)	6,130	10,053
Compass Therapeutics Inc (b)	5,957	20,850
Corvus Pharmaceuticals Inc (b)(c)	4,051	29,856
Cullinan Therapeutics Inc (b)	3,414	20,245
Cytokinetics Inc (b)	7,580	416,597
Day One Biopharmaceuticals Inc (b)	4,474	31,542
Denali Therapeutics Inc (b)	7,836	113,779
Dianthus Therapeutics Inc (b)	1,230	48,401
Disc Medicine Inc (b)	1,598	105,596
Dynavax Technologies Corp (b)	7,023	69,738
Dyne Therapeutics Inc (b)	5,555	70,271
Editas Medicine Inc (b)	4,620	16,031
Emergent BioSolutions Inc (b)(c)	3,456	30,482
Enanta Pharmaceuticals Inc (b)	1,079	12,916
Entrada Therapeutics Inc (b)	1,217	7,059
Erasca Inc (b)	12,855	28,024
Exact Sciences Corp (b)	11,986	655,754
Exelixis Inc (b)	17,326	715,564
Geron Corp (b)	34,663	47,488
Gossamer Bio Inc (b)	11,935	31,389
GRAIL Inc (b)(c)	1,941	114,771
Halozyme Therapeutics Inc (b)	7,829	574,179
Heron Therapeutics Inc (b)(c)	8,115	10,225
Humacyte Inc Class A (b)(c)	6,415	11,162
Ideaya Biosciences Inc (b)	5,487	149,301
ImmunityBio Inc (b)(c)	12,681	31,195
Immunome Inc (b)	5,018	58,761
Immunovant Inc (b)	5,014	80,826
Incyte Corp (b)	10,209	865,825
Inmune Bio Inc (b)(c)	771	1,594
Intellia Therapeutics Inc (b)(c)	6,805	117,522
Ionis Pharmaceuticals Inc (b)	10,110	661,396
Iovance Biotherapeutics Inc (b)(c)	15,502	33,639
Ironwood Pharmaceuticals Inc Class A (b)	9,489	12,431
Janux Therapeutics Inc (b)	2,220	54,257
KalVista Pharmaceuticals Inc (b)	2,330	28,379
Keros Therapeutics Inc (b)	2,221	35,136
Kodiak Sciences Inc (b)	1,933	31,643
Korro Bio Inc (b)	421	20,162
Krystal Biotech Inc (b)	1,627	287,214
Kura Oncology Inc (b)	5,426	48,020
Kymera Therapeutics Inc (b)	3,331	188,535
Lexicon Pharmaceuticals Inc (b)	12,110	16,349
Madrigal Pharmaceuticals Inc (b)	1,101	504,985
MannKind Corp (b)	19,701	105,794
MiMedx Group Inc (b)	7,440	51,931
Mineralys Therapeutics Inc (b)	2,465	93,473
Mirum Pharmaceuticals Inc (b)	2,657	194,785
Moderna Inc (b)	21,636	558,858
Monte Rosa Therapeutics Inc (b)	2,983	22,104
Myriad Genetics Inc (b)	5,788	41,847
Neurocrine Biosciences Inc (b)	6,286	882,429
Neurogene Inc (b)(c)	712	12,339
Nkarta Inc (b)	2,512	5,200
Novavax Inc (b)(c)	10,175	88,217
Nurix Therapeutics Inc (b)	4,433	40,961
Nuvalent Inc Class A (b)	2,468	213,433
Ocugen Inc (b)(c)	18,101	29,505
Olema Pharmaceuticals Inc (b)	3,499	34,255
OmniAb Operations Inc (b)(d)	200	79
OmniAb Operations Inc (b)(d)	200	62
Organogenesis Holdings Inc Class A (b)	5,176	21,843
ORIC Pharmaceuticals Inc (b)(c)	2,899	34,788
PDL BioPharma Inc (b)(d)	2,200	0
Perspective Therapeutics Inc (b)	3,540	12,142
Praxis Precision Medicines Inc (b)	1,186	62,858
Precigen Inc (b)(c)	9,952	32,742
Prime Medicine Inc (b)(c)	3,820	21,163
Protagonist Therapeutics Inc (b)	3,893	258,612
PTC Therapeutics Inc (b)	5,030	308,691
Puma Biotechnology Inc (b)	2,558	13,583
RAPT Therapeutics Inc (b)	756	19,497
Recursion Pharmaceuticals Inc Class A (b)(c)	19,045	92,940
REGENXBIO Inc (b)	2,893	27,917
Relay Therapeutics Inc (b)	8,653	45,169
Replimune Group Inc (b)(c)	4,264	17,866
Revolution Medicines Inc (b)	11,124	519,491
Rezolute Inc/old (b)	4,437	41,708
Rhythm Pharmaceuticals Inc (b)	3,427	346,093
Rigel Pharmaceuticals Inc (b)	1,124	31,843
Rocket Pharmaceuticals Inc (b)	5,493	17,907
Roivant Sciences Ltd (b)	26,741	404,591
Sana Biotechnology Inc (b)	8,567	30,413
Sangamo Therapeutics Inc (b)(c)	16,721	11,260
Sarepta Therapeutics Inc (b)(c)	6,167	118,838
Savara Inc (b)(c)	7,358	26,268
Scholar Rock Holding Corp (b)	4,815	179,311
Seres Therapeutics Inc (b)(c)	357	6,869
Soleno Therapeutics Inc (b)	2,182	147,503
Spyre Therapeutics Inc (b)	3,202	53,666
Stoke Therapeutics Inc (b)	2,721	63,944
Summit Therapeutics Inc (b)(c)	8,854	182,924
Syndax Pharmaceuticals Inc (b)	5,394	82,987
Tango Therapeutics Inc (b)(c)	4,294	36,070
Taysha Gene Therapies Inc (b)	9,593	31,369
Tectonic Therapeutic Inc (b)(c)	597	9,367
TG Therapeutics Inc (b)(c)	8,679	313,529
Tourmaline Bio Inc (b)	1,177	56,296
Travere Therapeutics Inc (b)	4,948	118,257
Twist Bioscience Corp (b)(c)	3,901	109,774
Tyra Biosciences Inc (b)(c)	1,296	18,131
Ultragenyx Pharmaceutical Inc (b)	6,037	181,593
United Therapeutics Corp (b)	2,865	1,201,037
Upstream Bio Inc (b)	999	18,791
Vanda Pharmaceuticals Inc (b)	3,878	19,351
Vaxcyte Inc (b)	7,449	268,313
Vera Therapeutics Inc Class A (b)	3,478	101,071
Veracyte Inc (b)	4,918	168,835
Verastem Inc (b)	3,443	30,402
Vericel Corp (b)	3,164	99,571
Viking Therapeutics Inc (b)(c)	7,188	188,901
Vir Biotechnology Inc (b)	5,774	32,970
Viridian Therapeutics Inc (b)	4,349	93,851
Voyager Therapeutics Inc (b)	3,059	14,286
Xencor Inc (b)	4,446	52,152
		19,789,508
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (b)	5,309	8,866
Alphatec Holdings Inc (b)	6,589	95,804
AngioDynamics Inc (b)	2,550	28,484
Artivion Inc (b)	2,408	101,955
AtriCure Inc (b)	3,109	109,592
Avanos Medical Inc (b)	2,886	33,362
Axogen Inc (b)	2,858	50,987
Bioventus Inc (b)	2,529	16,919
Butterfly Network Inc Class A (b)(c)	10,707	20,665
Ceribell Inc (b)	569	6,538
Cerus Corp (b)	11,335	18,023
ClearPoint Neuro Inc (b)(c)	1,598	34,820
CONMED Corp	1,946	91,520
CVRx Inc (b)	1,188	9,587
Delcath Systems Inc (b)	1,934	20,791
DENTSPLY SIRONA Inc	12,529	158,993
Electromed Inc (b)	472	11,588
Embecta Corp	3,672	51,812
Enovis Corp (b)	3,575	108,466
Envista Holdings Corp (b)	10,831	220,627
Glaukos Corp (b)	3,629	295,945
Globus Medical Inc Class A (b)	7,183	411,370
Haemonetics Corp (b)	3,150	153,531
ICU Medical Inc (b)	1,571	188,457
Inogen Inc (b)	1,520	12,418
Inspire Medical Systems Inc (b)	1,854	137,567
Integer Holdings Corp (b)	2,187	225,983
Integra LifeSciences Holdings Corp (b)	4,187	60,000
iRadimed Corp	507	36,078
iRhythm Technologies Inc (b)	2,020	347,420
Lantheus Holdings Inc (b)	4,411	226,240
LeMaitre Vascular Inc	1,291	112,975
LivaNova PLC (b)	3,483	182,440
Masimo Corp (b)	2,860	421,993
Merit Medical Systems Inc (b)	3,760	312,945
Myomo Inc (b)	1,262	1,124
Neogen Corp (b)	12,372	70,644
NeuroPace Inc (b)	1,094	11,279
Novocure Ltd (b)	6,654	85,970
Omnicell Inc (b)	2,940	89,523
OraSure Technologies Inc (b)	4,739	15,212
Orthofix Medical Inc (b)	2,454	35,927
OrthoPediatrics Corp (b)	1,095	20,290
Penumbra Inc (b)	2,463	623,927
PROCEPT BioRobotics Corp (b)(c)	3,567	127,306
Pulmonx Corp (b)	1,899	3,076
Pulse Biosciences Inc (b)(c)	1,373	24,302
QuidelOrtho Corp (b)	4,276	125,928
RxSight Inc (b)	2,565	23,059
Semler Scientific Inc (b)(c)	631	18,930
Senseonics Holdings Inc (b)	48,922	21,320
SI-BONE Inc (b)	2,405	35,402
Solventum Corp (b)	8,800	642,400
STAAR Surgical Co (b)	3,113	83,646
Surmodics Inc (b)	921	27,529
Tactile Systems Technology Inc (b)	1,465	20,276
Tandem Diabetes Care Inc (b)	4,460	54,144
Teleflex Inc	2,814	344,321
TransMedics Group Inc (b)	2,164	242,801
Treace Medical Concepts Inc (b)	2,584	17,339
UFP Technologies Inc (b)	460	91,816
Utah Medical Products Inc	221	13,916
Varex Imaging Corp (b)	2,659	32,972
Zimvie Inc (b)	1,688	31,971
		7,261,111
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	5,934	146,926
AdaptHealth Corp (b)	6,603	59,097
Addus HomeCare Corp (b)	1,140	134,509
agilon health Inc (b)	19,554	20,140
Alignment Healthcare Inc (b)	6,807	118,782
AMN Healthcare Services Inc (b)	2,403	46,522
Astrana Health Inc (b)	2,611	74,022
Aveanna Healthcare Holdings Inc (b)	3,712	32,925
BrightSpring Health Services Inc (b)	4,401	130,094
Brookdale Senior Living Inc (b)	14,633	123,942
Castle Biosciences Inc (b)	1,815	41,328
Chemed Corp	931	416,846
Clover Health Investments Corp Class A (b)(c)	27,295	83,523
Community Health Systems Inc (b)	7,795	25,022
Concentra Group Holdings Parent Inc	6,815	142,638
CorVel Corp (b)	1,711	132,466
Cross Country Healthcare Inc (b)	1,812	25,730
DaVita Inc (b)	2,633	349,847
DocGo Inc Class A (b)	4,327	5,884
Encompass Health Corp	6,409	814,071
Enhabit Inc (b)	3,151	25,240
Ensign Group Inc/The	3,628	626,810
Fulgent Genetics Inc (b)	1,278	28,883
GeneDx Holdings Corp Class A (b)	1,353	145,772
Guardant Health Inc (b)	7,873	491,905
HealthEquity Inc (b)	5,503	521,519
Henry Schein Inc (b)	7,735	513,372
Hims & Hers Health Inc Class A (b)(c)	12,458	706,618
LifeStance Health Group Inc (b)	8,294	45,617
National HealthCare Corp	779	94,656
National Research Corp Class A	933	11,923
NeoGenomics Inc (b)	8,074	62,331
OPKO Health Inc (b)	28,050	43,478
Option Care Health Inc (b)	10,399	288,676
Owens & Minor Inc (b)	4,660	22,367
PACS Group Inc (b)	2,465	33,844
Pediatrix Medical Group Inc (b)	5,277	88,390
Pennant Group Inc/The (b)	2,298	57,956
Premier Inc Class A	5,309	147,590
Privia Health Group Inc (b)	6,750	168,075
Progyny Inc (b)	4,685	100,821
RadNet Inc (b)	4,196	319,777
Select Medical Holdings Corp	6,528	83,820
Sonida Senior Living Inc (b)	651	18,045
Surgery Partners Inc (b)	4,704	101,795
Talkspace Inc Class A (b)	9,176	25,326
Tenet Healthcare Corp (b)	5,902	1,198,342
Universal Health Services Inc Class B	3,633	742,731
US Physical Therapy Inc (c)	954	81,042
		9,721,035
Health Care Technology - 0.3%
Certara Inc (b)	7,253	88,632
Claritev Corp Class A (b)	412	21,869
Definitive Healthcare Corp Class A (b)	2,701	10,965
Doximity Inc Class A (b)	8,486	620,751
Evolent Health Inc Class A (b)	6,789	57,435
GoodRx Holdings Inc Class A (b)	5,167	21,856
Health Catalyst Inc (b)	4,057	11,562
HealthStream Inc	1,650	46,596
LifeMD Inc (b)	2,791	18,951
OptimizeRx Corp (b)	973	19,947
Phreesia Inc (b)	3,555	83,614
Schrodinger Inc/United States (b)	3,511	70,431
Simulations Plus Inc (b)	959	14,452
Teladoc Health Inc (b)	11,008	85,092
TruBridge Inc (b)(c)	794	16,015
Waystar Holding Corp (b)	5,109	193,733
		1,381,901
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	6,974	81,526
Adaptive Biotechnologies Corp (b)	7,239	108,295
Azenta Inc (b)	2,986	85,758
Bio-Rad Laboratories Inc Class A (b)	1,186	332,543
Bio-Techne Corp	9,954	553,742
BioLife Solutions Inc (b)	2,465	62,882
Bruker Corp	7,054	229,184
Charles River Laboratories International Inc (b)	3,116	487,529
Codexis Inc (b)	5,038	12,293
CryoPort Inc (b)	3,169	30,042
Cytek Biosciences Inc (b)	6,054	21,007
Fortrea Holdings Inc (b)	6,021	50,697
Ginkgo Bioworks Holdings Inc Class A (b)	2,757	40,197
Lifecore Biomedical Inc (b)(c)	2,147	15,802
Maravai LifeSciences Holdings Inc Class A (b)	6,977	20,024
MaxCyte Inc (b)	7,657	12,098
Medpace Holdings Inc (b)	1,496	769,184
Mesa Laboratories Inc	343	22,984
Niagen Bioscience Inc (b)	3,416	31,871
OmniAb Inc (b)	6,186	9,898
Pacific Biosciences of California Inc (b)	17,656	22,600
Personalis Inc (b)(c)	4,010	26,145
Quanterix Corp (b)	2,490	13,521
Quantum-Si Inc Class A (b)	9,901	13,960
Repligen Corp (b)	3,319	443,651
Sotera Health Co (b)	9,818	154,437
Standard BioTools Inc (b)	19,254	25,030
		3,676,900
Pharmaceuticals - 1.2%
Aclaris Therapeutics Inc (b)	7,275	13,823
Alumis Inc (b)	2,739	10,929
Amneal Intermediate Inc Class A (b)	9,411	94,204
Amphastar Pharmaceuticals Inc (b)	2,309	61,535
Amylyx Pharmaceuticals Inc (b)	4,829	65,626
ANI Pharmaceuticals Inc (b)	1,070	98,012
Aquestive Therapeutics Inc (b)(c)	5,031	28,123
Arvinas Inc (b)	4,399	37,479
Axsome Therapeutics Inc (b)	2,626	318,928
Collegium Pharmaceutical Inc (b)	2,108	73,759
Corcept Therapeutics Inc (b)	6,000	498,660
CorMedix Inc (b)(c)	4,261	49,555
Crinetics Pharmaceuticals Inc (b)	5,989	249,442
Edgewise Therapeutics Inc (b)	4,352	70,589
Elanco Animal Health Inc (b)	31,550	635,417
Enliven Therapeutics Inc (b)	2,450	50,152
Esperion Therapeutics Inc (b)	11,511	30,504
Evolus Inc (b)	3,283	20,158
EyePoint Pharmaceuticals Inc (b)	4,315	61,446
Fulcrum Therapeutics Inc (b)	2,950	27,140
Harmony Biosciences Holdings Inc (b)	2,419	66,668
Harrow Inc (b)(c)	1,976	95,204
Innoviva Inc (b)	3,460	63,145
Jazz Pharmaceuticals PLC (b)	3,915	515,997
LENZ Therapeutics Inc (b)(c)	1,038	48,350
Ligand Pharmaceuticals Inc (b)	1,232	218,236
Liquidia Corp (b)	2,996	68,129
Mind Medicine MindMed Inc (b)(c)	4,254	50,155
Nektar Therapeutics (b)	763	43,415
Nuvation Bio Inc Class A (b)	16,177	59,855
Ocular Therapeutix Inc (b)	8,371	97,857
Omeros Corp (b)(c)	3,840	15,744
Organon & Co	16,660	177,929
Pacira BioSciences Inc (b)	2,903	74,810
Perrigo Co PLC	8,823	196,488
Phathom Pharmaceuticals Inc (b)	2,842	33,450
Phibro Animal Health Corp Class A	1,368	55,349
Prestige Consumer Healthcare Inc (b)	3,099	193,378
Septerna Inc	1,114	20,954
SIGA Technologies Inc	2,419	22,134
Supernus Pharmaceuticals Inc (b)	3,516	168,030
Tarsus Pharmaceuticals Inc (b)	2,471	146,852
Terns Pharmaceuticals Inc (b)	3,960	29,740
Theravance Biopharma Inc (b)	2,259	32,981
Third Harmonic Bio Inc (b)(d)	1,074	0
Trevi Therapeutics Inc (b)	4,588	41,980
Veru Inc (b)(c)	658	2,500
WaVe Life Sciences Ltd (b)	7,431	54,395
Xeris Biopharma Holdings Inc (b)	10,035	81,685
Xeris Biopharma Holdings Inc rights (b)(d)	1,262	0
Zevra Therapeutics Inc (b)	3,148	29,937
		5,200,828
TOTAL HEALTH CARE		47,031,283

Industrials - 20.1%
Aerospace & Defense - 2.4%
AAR Corp (b)	2,271	203,641
AeroVironment Inc (b)	1,789	563,338
AerSale Corp (b)	1,553	12,719
Archer Aviation Inc Class A (b)(c)	31,421	301,013
Astronics Corp (b)	1,936	88,301
ATI Inc (b)	8,961	728,888
BWX Technologies Inc	5,805	1,070,268
Byrna Technologies Inc (b)(c)	1,165	25,816
Cadre Holdings Inc	1,642	59,949
Curtiss-Wright Corp	2,394	1,299,799
Ducommun Inc (b)	858	82,480
Hexcel Corp	5,106	320,146
Huntington Ingalls Industries Inc	2,492	717,472
Intuitive Machines Inc Class A (b)(c)	6,395	67,275
Kratos Defense & Security Solutions Inc (b)	10,581	966,786
Leonardo DRS Inc	4,775	216,785
Loar Holdings Inc (b)	1,751	140,080
Mercury Systems Inc (b)	3,236	250,466
Moog Inc Class A	1,795	372,768
National Presto Industries Inc	324	36,337
Redwire Corp Class A (b)	3,080	27,689
Rocket Lab Corp (c)	23,161	1,109,644
Spirit AeroSystems Holdings Inc Class A (b)	7,446	287,416
StandardAero Inc (b)	8,377	228,608
V2X Inc (b)	901	52,339
Virgin Galactic Holdings Inc Class A (b)(c)	2,361	9,113
VSE Corp	1,149	191,010
Woodward Inc	3,778	954,738
		10,384,884
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	7,545	998,959
Forward Air Corp Class A (b)	1,307	33,511
GXO Logistics Inc (b)	7,262	384,087
Hub Group Inc Class A	3,926	135,211
		1,551,768
Building Products - 1.8%
A O Smith Corp	7,381	541,839
AAON Inc (c)	4,289	400,764
Advanced Drainage Systems Inc (c)	4,484	621,931
Allegion plc	5,461	968,508
American Woodmark Corp (b)	928	61,953
Apogee Enterprises Inc	1,360	59,255
Armstrong World Industries Inc	2,751	539,224
AZZ Inc	1,904	207,784
CSW Industrials Inc	1,067	259,014
Fortune Brands Innovations Inc	7,628	407,259
Gibraltar Industries Inc (b)	1,849	116,117
Griffon Corp	2,491	189,690
Hayward Holdings Inc (b)	9,157	138,454
Insteel Industries Inc	1,314	50,379
Janus International Group Inc (b)	9,111	89,926
JELD-WEN Holding Inc (b)	5,384	26,434
Masterbrand Inc (b)	8,205	108,060
Owens Corning	5,399	763,743
Quanex Building Products Corp	2,946	41,891
Resideo Technologies Inc (b)	9,426	407,015
Simpson Manufacturing Co Inc	2,654	444,439
Tecnoglass Inc	1,386	92,737
Trex Co Inc (b)	6,809	351,821
UFP Industries Inc	3,838	358,815
Zurn Elkay Water Solutions Corp	8,956	421,201
		7,668,253
Commercial Services & Supplies - 1.4%
ABM Industries Inc	3,981	183,604
ACCO Brands Corp	6,574	26,230
ACV Auctions Inc Class A (b)	11,066	109,664
Brady Corp Class A	2,747	214,348
BrightView Holdings Inc (b)	4,344	58,210
Brink's Co/The	2,661	310,964
Casella Waste Systems Inc Class A (b)	3,968	376,484
CECO Environmental Corp (b)	1,812	92,774
Clean Harbors Inc (b)	3,192	741,247
CoreCivic Inc (b)	7,002	142,491
Deluxe Corp (c)	2,823	54,653
Driven Brands Holdings Inc (b)	3,868	62,313
Ennis Inc	1,737	31,752
Enviri Corp (b)	5,303	67,295
GEO Group Inc/The (b)	8,844	181,214
Healthcare Services Group Inc (b)	4,578	77,048
HNI Corp	3,006	140,831
Interface Inc	3,672	106,268
Liquidity Services Inc (b)	1,431	39,252
MillerKnoll Inc	4,268	75,714
Montrose Environmental Group Inc (b)	2,112	57,996
MSA Safety Inc	2,491	428,626
OPENLANE Inc (b)	6,842	196,913
Perma-Fix Environmental Services Inc (b)(c)	901	9,100
Pitney Bowes Inc	9,889	112,833
Quad/Graphics Inc Class A	2,101	13,152
Rollins Inc	17,862	1,049,215
Steelcase Inc Class A	5,997	103,148
Tetra Tech Inc	16,735	558,614
UniFirst Corp/MA	941	157,326
Vestis Corp	7,154	32,408
Virco Mfg. Corp	500	3,875
		5,815,562
Construction & Engineering - 2.8%
AECOM	8,396	1,095,426
Ameresco Inc Class A (b)	2,039	68,470
API Group Corp (b)	23,191	797,075
Arcosa Inc	3,097	290,220
Argan Inc	828	223,601
Bowman Consulting Group Ltd (b)	885	37,489
Comfort Systems USA Inc	2,237	1,845,928
Construction Partners Inc Class A (b)	2,998	380,746
Dycom Industries Inc (b)	1,827	533,046
EMCOR Group Inc	2,843	1,846,642
Everus Construction Group Inc	3,244	278,173
Fluor Corp (b)	10,454	439,800
Granite Construction Inc	2,777	304,498
Great Lakes Dredge & Dock Corp (b)	4,221	50,610
IES Holdings Inc (b)	535	212,743
Limbach Holdings Inc (b)	697	67,693
MasTec Inc (b)	3,896	829,108
Matrix Service Co (b)	1,407	18,403
MYR Group Inc (b)	993	206,574
NWPX Infrastructure Inc (b)	639	33,822
Orion Group Holdings Inc (b)	2,227	18,528
Primoris Services Corp	3,422	469,943
Sterling Infrastructure Inc (b)	1,933	656,601
Tutor Perini Corp (b)	2,775	182,012
Valmont Industries Inc	1,273	493,580
WillScot Holdings Corp	11,581	244,475
		11,625,206
Electrical Equipment - 1.7%
Acuity Inc	1,941	668,461
Allient Inc	932	41,707
American Superconductor Corp (b)	2,545	151,148
Array Technologies Inc (b)(c)	9,097	74,141
Atkore Inc	2,174	136,397
Blink Charging Co (b)(c)	7,136	11,703
Bloom Energy Corp Class A (b)(c)	12,837	1,085,625
ChargePoint Holdings Inc Class A (b)(c)	1,159	12,656
EnerSys	2,508	283,304
Enovix Corp Class B (b)(c)	10,653	106,210
Eos Energy Enterprises Inc (b)(c)	14,270	162,535
Fluence Energy Inc Class A (b)(c)	3,945	42,606
FuelCell Energy Inc (b)	2,000	15,600
Generac Holdings Inc (b)	3,752	628,085
GrafTech International Ltd (b)	1,272	16,307
Hyliion Holdings Corp Class A (b)	8,182	16,119
LSI Industries Inc	1,683	39,736
Net Power Inc Class A (b)(c)	1,747	5,257
NEXTracker Inc Class A (b)	9,131	675,603
NuScale Power Corp Class A (b)(c)	7,629	274,644
nVent Electric PLC	10,444	1,030,196
Plug Power Inc (b)(c)	65,229	151,984
Powell Industries Inc (c)	603	183,800
Preformed Line Products Co	184	36,092
Regal Rexnord Corp	4,212	604,169
Sensata Technologies Holding PLC	9,298	284,054
SES AI Corp Class A (b)	10,402	17,371
Shoals Technologies Group Inc (b)	10,500	77,805
Sunrun Inc (b)	14,605	252,520
Thermon Group Holdings Inc (b)	2,111	56,406
Vicor Corp (b)	1,450	72,094
		7,214,335
Ground Transportation - 1.0%
ArcBest Corp	1,487	103,897
Avis Budget Group Inc (b)(c)	1,059	170,049
Covenant Logistics Group Inc Class A	1,022	22,137
Ftai Infrastructure Inc	7,161	31,222
Heartland Express Inc	2,884	24,168
Hertz Global Holdings Inc (b)(c)	7,751	52,707
Knight-Swift Transportation Holdings Inc	10,304	407,111
Landstar System Inc	2,227	272,941
Lyft Inc Class A (b)	23,565	518,666
Marten Transport Ltd	3,967	42,288
Proficient Auto Logistics Inc (b)	816	5,622
RXO Inc (b)	8,934	137,405
Ryder System Inc	2,624	494,991
Saia Inc (b)	1,692	506,517
Schneider National Inc Class B	2,945	62,316
U-Haul Holding Co (b)(c)	788	44,971
U-Haul Holding Co Class N	6,208	315,987
Universal Logistics Holdings Inc	507	11,884
Werner Enterprises Inc	3,884	102,227
XPO Inc (b)	7,484	967,457
		4,294,563
Machinery - 4.5%
3D Systems Corp (b)	8,190	23,751
AGCO Corp	3,935	421,320
Alamo Group Inc	654	124,849
Albany International Corp Class A	1,958	104,361
Allison Transmission Holdings Inc	5,346	453,768
Astec Industries Inc	1,438	69,211
Atmus Filtration Technologies Inc	5,256	236,993
Blue Bird Corp (b)	2,044	117,632
Chart Industries Inc (b)	2,853	571,028
CNH Industrial NV Class A	55,556	602,783
Columbus McKinnon Corp/NY	1,841	26,400
Crane Co	3,105	571,755
Donaldson Co Inc	7,601	622,142
Douglas Dynamics Inc	1,473	46,046
Energy Recovery Inc (b)	3,439	53,029
Enerpac Tool Group Corp Class A	3,473	142,393
Enpro Inc	1,339	302,614
Esab Corp	3,621	404,611
ESCO Technologies Inc	1,643	346,854
Federal Signal Corp	3,877	461,324
Flowserve Corp	8,299	441,009
Franklin Electric Co Inc	2,504	238,381
Gates Industrial Corp PLC (b)	14,550	361,131
Gorman-Rupp Co/The	1,395	64,742
Graco Inc	10,629	903,040
Graham Corp (b)	642	35,246
Greenbrier Cos Inc/The	1,970	90,955
Helios Technologies Inc	2,089	108,900
Hillenbrand Inc	4,425	119,652
Hillman Solutions Corp Class A (b)	12,418	113,997
Hyster-Yale Inc Class A	710	26,171
ITT Inc	4,999	893,621
JBT Marel Corp	2,939	412,783
Kadant Inc	750	223,185
Kennametal Inc	4,808	100,631
Lincoln Electric Holdings Inc	3,548	836,725
Lindsay Corp	684	96,143
Manitowoc Co Inc/The (b)	2,276	22,782
Mayville Engineering Co Inc (b)	884	12,163
Middleby Corp/The (b)	3,396	451,430
Miller Industries Inc/TN	721	29,143
Mueller Industries Inc	7,033	711,107
Mueller Water Products Inc Class A1	9,975	254,562
Nordson Corp	3,437	780,027
Oshkosh Corp	4,089	530,343
Pentair PLC	10,449	1,157,331
Proto Labs Inc (b)	1,492	74,645
RBC Bearings Inc (b)	1,992	777,458
REV Group Inc	3,315	187,861
SPX Technologies Inc (b)	2,967	554,176
Standex International Corp	757	160,408
Symbotic Inc Class A (b)(c)	2,534	136,583
Tennant CO	1,176	95,327
Terex Corp	4,205	215,717
Timken Co/The	4,040	303,727
Titan International Inc (b)	3,109	23,503
Toro Co/The	6,343	483,337
Trinity Industries Inc	5,125	143,705
Wabash National Corp	2,742	27,064
Watts Water Technologies Inc Class A	1,746	487,623
Worthington Enterprises Inc	2,001	111,035
		18,500,233
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	2,932	52,190
Kirby Corp (b)	3,557	296,832
Matson Inc	2,048	201,912
		550,934
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	7,708	383,704
Allegiant Travel Co (b)(c)	905	54,997
American Airlines Group Inc (b)	41,843	470,315
Frontier Group Holdings Inc (b)(c)	5,448	24,053
JetBlue Airways Corp (b)	19,770	97,268
Joby Aviation Inc Class A (b)	31,700	511,638
SkyWest Inc (b)	2,572	258,795
Strata Critical Medical Inc (b)	3,760	19,026
Sun Country Airlines Holdings Inc (b)	2,468	29,147
		1,848,943
Professional Services - 2.1%
Alight Inc Class A	28,066	91,495
Amentum Holdings Inc (b)	9,461	226,591
Barrett Business Services Inc	1,610	71,355
BlackSky Technology Inc Class A (b)(c)	1,563	31,494
CACI International Inc (b)	1,397	696,797
Cbiz Inc (b)	3,423	181,282
Clarivate PLC (b)(c)	26,951	103,222
Concentrix Corp (c)	2,954	136,327
Conduent Inc (b)	9,668	27,070
CRA International Inc	426	88,834
CSG Systems International Inc	1,731	111,442
Dayforce Inc (b)	10,156	699,648
ExlService Holdings Inc (b)	10,342	455,358
Exponent Inc	3,194	221,919
First Advantage Corp (b)	3,794	58,390
Franklin Covey Co (b)	730	14,169
FTI Consulting Inc (b)	2,137	345,446
Genpact Ltd	10,229	428,493
Heidrick & Struggles International Inc	1,365	67,936
Huron Consulting Group Inc (b)	1,002	147,064
ICF International Inc	1,191	110,525
Innodata Inc (b)(c)	1,809	139,420
Insperity Inc	2,252	110,798
KBR Inc	8,243	389,811
Kelly Services Inc Class A	2,097	27,513
Kforce Inc	1,079	32,348
Korn Ferry	3,292	230,374
Legalzoom.com Inc (b)	7,050	73,179
ManpowerGroup Inc	3,015	114,269
Maximus Inc	3,579	327,013
Mistras Group Inc (b)	1,322	13,008
Parsons Corp (b)	3,006	249,258
Paycom Software Inc	3,097	644,610
Paylocity Holding Corp (b)	2,738	436,081
Planet Labs PBC Class A (b)	14,108	183,122
Resolute Holdings Management Inc (c)	212	15,296
Resources Connection Inc	2,227	11,246
Robert Half Inc	6,430	218,491
Science Applications International Corp	2,995	297,613
Spire Global Inc Class A (b)	1,971	21,661
TriNet Group Inc	1,878	125,619
TrueBlue Inc (b)	2,074	12,714
TTEC Holdings Inc (b)	1,073	3,605
UL Solutions Inc Class A	3,916	277,488
Upwork Inc (b)	7,881	146,350
Verra Mobility Corp Class A (b)	10,206	252,088
Willdan Group Inc (b)	847	81,896
		8,749,728
Trading Companies & Distributors - 1.5%
Air Lease Corp Class A	6,583	419,008
Alta Equipment Group Inc Class A	1,325	9,592
Applied Industrial Technologies Inc	2,415	630,436
BlueLinx Holdings Inc (b)	502	36,686
Boise Cascade Co	2,408	186,187
Core & Main Inc Class A (b)	12,022	647,144
Custom Truck One Source Inc Class A (b)	3,268	20,981
Distribution Solutions Group Inc (b)	575	17,295
DNOW Inc (b)	6,852	104,493
DXP Enterprises Inc/TX (b)	825	98,233
FTAI Aviation Ltd	6,514	1,086,926
GATX Corp	2,257	394,524
Global Industrial Co	866	31,756
Herc Holdings Inc	2,066	241,020
Hudson Technologies Inc (b)	2,239	22,233
McGrath RentCorp	1,575	184,748
Mrc Global Inc (b)	5,391	77,738
MSC Industrial Direct Co Inc Class A	2,846	262,230
NPK International Inc (b)	5,294	59,875
QXO Inc (b)(c)	30,662	584,418
Rush Enterprises Inc Class A	3,909	209,014
SiteOne Landscape Supply Inc (b)	2,846	366,565
Titan Machinery Inc (b)	1,290	21,595
Transcat Inc (b)	585	42,822
Wesco International Inc	2,819	596,219
Willis Lease Finance Corp	189	25,910
Xometry Inc Class A (b)	3,000	163,410
		6,541,058
TOTAL INDUSTRIALS		84,745,467

Information Technology - 12.7%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	4,840	45,399
Applied Optoelectronics Inc (b)(c)	3,437	89,121
Aviat Networks Inc (b)	733	16,808
Calix Inc (b)	3,692	226,578
Ciena Corp (b)	9,034	1,315,984
Clearfield Inc (b)	756	25,991
CommScope Holding Co Inc (b)	13,805	213,701
Digi International Inc (b)	2,324	84,733
Extreme Networks Inc (b)	8,341	172,242
Harmonic Inc (b)	7,099	72,268
Lumentum Holdings Inc (b)	4,410	717,551
Netgear Inc (b)	1,803	58,399
NetScout Systems Inc (b)	4,469	115,434
Ribbon Communications Inc (b)	5,384	20,459
Viasat Inc (b)	5,347	156,667
Viavi Solutions Inc (b)	14,027	178,003
		3,509,338
Electronic Equipment, Instruments & Components - 2.5%
908 Devices Inc (b)	1,969	17,248
Advanced Energy Industries Inc	2,395	407,485
Aeva Technologies Inc (b)	2,104	30,508
Arlo Technologies Inc (b)	6,489	109,989
Arrow Electronics Inc (b)	3,290	398,090
Avnet Inc	5,335	278,914
Badger Meter Inc	1,871	334,123
Bel Fuse Inc Class B	662	93,355
Belden Inc	2,523	303,441
Benchmark Electronics Inc	2,272	87,586
Climb Global Solutions Inc	247	33,305
Cognex Corp	10,663	483,034
Coherent Corp (b)	9,875	1,063,735
Crane NXT Co (c)	3,150	211,271
CTS Corp	1,873	74,808
Daktronics Inc (b)	2,666	55,773
ePlus Inc	1,657	117,664
Evolv Technologies Holdings Inc Class A (b)	7,083	53,477
Flex Ltd (b)	24,335	1,410,700
Insight Enterprises Inc (b)	1,752	198,694
IPG Photonics Corp (b)	1,702	134,781
Itron Inc (b)	2,896	360,726
Kimball Electronics Inc (b)	1,531	45,716
Knowles Corp (b)	5,456	127,179
Lightwave Logic Inc (b)(c)	7,627	28,296
Littelfuse Inc	1,570	406,646
Methode Electronics Inc	2,087	15,757
MicroVision Inc (b)(c)	14,205	17,614
Mirion Technologies Inc Class A (b)	11,906	276,934
Napco Security Technologies Inc	2,244	96,380
nLight Inc (b)	3,101	91,883
Novanta Inc (b)	2,288	229,143
OSI Systems Inc (b)	995	247,994
Ouster Inc Class A (b)	2,948	79,743
PAR Technology Corp (b)	2,617	103,581
PC Connection Inc	813	50,398
Plexus Corp (b)	1,726	249,735
Powerfleet Inc NJ (b)	7,200	37,728
Red Cat Holdings Inc (b)(c)	4,308	44,588
Rogers Corp (b)	1,101	88,586
Sanmina Corp (b)	3,394	390,683
ScanSource Inc (b)	1,304	57,363
SmartRent Inc Class A (b)	11,058	15,591
TD SYNNEX Corp	4,746	777,158
TTM Technologies Inc (b)	6,459	372,038
Vishay Intertechnology Inc	7,052	107,896
Vishay Precision Group Inc (b)	827	26,505
Vontier Corp	9,361	392,881
		10,636,723
IT Services - 0.6%
Amdocs Ltd	7,151	586,740
Applied Digital Corp (b)(c)	11,282	258,809
ASGN Inc (b)	2,755	130,449
Backblaze Inc Class A (b)	3,042	28,230
BigBear.ai Holdings Inc (b)	8,577	55,922
Commerce.com Inc (b)	3,849	19,207
DigitalOcean Holdings Inc (b)	3,939	134,556
DXC Technology Co (b)	11,378	155,082
EPAM Systems Inc (b)	3,604	543,447
Fastly Inc Class A (b)	8,348	71,375
Grid Dynamics Holdings Inc (b)	3,969	30,601
Hackett Group Inc/The	1,779	33,819
Kyndryl Holdings Inc (b)	14,792	444,204
Rackspace Technology Inc (b)	3,906	5,506
TSS Inc/MD (b)	778	14,090
Unisys Corp (b)	4,729	18,443
		2,530,480
Semiconductors & Semiconductor Equipment - 2.5%
ACM Research Inc Class A (b)	3,255	127,368
Aehr Test Systems (b)(c)	1,757	52,903
Alpha & Omega Semiconductor Ltd (b)	1,524	42,611
Ambarella Inc (b)	2,501	206,383
Amkor Technology Inc	7,271	206,496
Atomera Inc (b)(c)	1,428	6,312
Axcelis Technologies Inc (b)	2,059	201,041
CEVA Inc (b)	1,498	39,562
Cirrus Logic Inc (b)	3,373	422,603
Cohu Inc (b)	2,904	59,038
Credo Technology Group Holding Ltd (b)	9,278	1,350,970
Diodes Inc (b)	2,911	154,894
Enphase Energy Inc (b)	8,331	294,834
FormFactor Inc (b)	4,950	180,279
Ichor Holdings Ltd (b)	2,132	37,353
Impinj Inc (b)	1,493	269,860
Kopin Corp (b)(c)	9,870	23,984
Lattice Semiconductor Corp (b)	8,735	640,450
MACOM Technology Solutions Holdings Inc (b)	3,777	470,199
MaxLinear Inc Class A (b)	4,925	79,194
MKS Inc	4,256	526,765
Navitas Semiconductor Corp Class A (b)	8,427	60,843
NVE Corp	326	21,278
Onto Innovation Inc (b)	3,099	400,453
PDF Solutions Inc (b)	1,967	50,788
Penguin Solutions Inc (b)	3,433	90,219
Photronics Inc (b)	3,992	91,616
Power Integrations Inc	3,622	145,641
Qorvo Inc (b)	5,925	539,649
Rambus Inc (b)	6,826	711,269
Rigetti Computing Inc Class A (b)	16,216	483,075
Semtech Corp (b)	5,493	392,475
Silicon Laboratories Inc (b)	2,081	272,882
SiTime Corp (b)	1,324	398,934
SkyWater Technology Inc (b)	1,386	25,863
Skyworks Solutions Inc	9,536	734,081
SolarEdge Technologies Inc (b)(c)	3,827	141,599
Synaptics Inc (b)	2,466	168,526
Ultra Clean Holdings Inc (b)	2,965	80,796
Universal Display Corp	2,806	403,026
Veeco Instruments Inc (b)	3,757	114,326
		10,720,438
Software - 5.4%
8x8 Inc (b)	7,598	16,108
A10 Networks Inc	4,742	86,067
ACI Worldwide Inc (b)	6,664	351,659
Adeia Inc	7,043	118,322
Agilysys Inc (b)	1,410	148,403
Alarm.com Holdings Inc (b)	3,187	169,166
Alkami Technology Inc (b)(c)	4,266	105,967
Amplitude Inc Class A (b)	5,520	59,174
Appfolio Inc Class A (b)	1,466	404,118
Appian Corp Class A (b)	2,821	86,238
Arteris Inc (b)	1,706	17,231
Asana Inc Class A (b)	5,765	77,020
Aurora Innovation Inc Class A (b)	67,622	364,483
AvePoint Inc Class A (b)	7,250	108,823
Bentley Systems Inc Class B (c)	9,830	506,048
BILL Holdings Inc (b)	6,015	318,615
Blackbaud Inc (b)	2,412	155,116
BlackLine Inc (b)	3,246	172,363
Blend Labs Inc Class A (b)	12,335	45,023
Box Inc Class A (b)	9,209	297,174
Braze Inc Class A (b)	4,458	126,786
C3.ai Inc Class A (b)(c)	7,592	131,645
Ccc Intelligent Solutions Holdings Inc Class A (b)	30,735	279,996
Cerence Inc (b)	2,713	33,804
Cipher Mining Inc (b)	15,231	191,758
Circle Internet Group Inc Class A (c)	2,189	290,218
Cleanspark Inc (b)(c)	17,454	253,083
Clear Secure Inc Class A	5,805	193,771
Clearwater Analytics Holdings Inc Class A (b)	15,363	276,841
Commvault Systems Inc (b)	2,804	529,339
Confluent Inc Class A (b)	18,178	359,924
Consensus Cloud Solutions Inc (b)	1,167	34,275
Core Scientific Inc (b)(c)	18,905	339,156
Daily Journal Corp (b)	61	28,374
Digimarc Corp (b)	1,097	10,718
Digital Turbine Inc (b)	5,936	37,990
Dolby Laboratories Inc Class A	3,917	283,473
Domo Inc Class B (b)	2,362	37,414
Dropbox Inc Class A (b)	12,454	376,235
Dynatrace Inc (b)	19,046	922,779
Elastic NV (b)	5,567	470,356
Expensify Inc Class A (b)	2,541	4,700
Five9 Inc (b)	4,782	115,724
Freshworks Inc Class A (b)	12,565	147,890
Gitlab Inc Class A (b)	8,060	363,345
Guidewire Software Inc (b)	5,331	1,225,384
I3 Verticals Inc Class A (b)(c)	1,515	49,177
Informatica Inc Class A (b)	5,167	128,348
Intapp Inc (b)	3,484	142,496
InterDigital Inc (c)	1,649	569,284
Jamf Holding Corp (b)	4,058	43,421
Klaviyo Inc Class A (b)	6,634	183,695
LiveRamp Holdings Inc (b)	4,280	116,159
Manhattan Associates Inc (b)	3,860	791,223
MARA Holdings Inc (b)(c)	22,360	408,294
Meridianlink Inc (b)	1,704	33,961
Mitek Systems Inc (b)	2,882	28,157
N-able Inc/US (b)	4,509	35,170
nCino Inc (b)	5,792	157,021
NCR Voyix Corp (b)	8,635	108,369
NextNav Inc Class A (b)	4,220	60,346
Nutanix Inc Class A (b)	15,754	1,171,940
OneSpan Inc	2,531	40,218
Onestream Inc Class A (b)(c)	4,734	87,248
Ooma Inc (b)	1,511	18,117
PagerDuty Inc (b)	5,713	94,379
Pegasystems Inc	5,666	325,795
Pivotal Software Inc Class A rights (b)(d)	698	0
Porch Group Inc (b)	6,227	104,489
Procore Technologies Inc (b)	6,827	497,825
Progress Software Corp (b)	2,786	122,389
PROS Holdings Inc (b)	2,751	63,025
Q2 Holdings Inc (b)	3,952	286,085
Qualys Inc (b)	2,312	305,947
Rapid7 Inc (b)	4,016	75,300
Red Violet Inc	732	38,247
Rekor Systems Inc (b)	6,412	10,067
RingCentral Inc Class A (b)	5,167	146,433
Riot Platforms Inc (b)	19,774	376,299
Rubrik Inc Class A (b)	7,843	645,087
Samsara Inc Class A (b)	17,898	666,701
SEMrush Holdings Inc Class A (b)	1,966	13,919
SentinelOne Inc Class A (b)	20,142	354,701
SoundHound AI Inc Class A (b)(c)	23,416	376,529
Sprinklr Inc Class A (b)	7,226	55,785
Sprout Social Inc Class A (b)	3,257	42,080
SPS Commerce Inc (b)	2,419	251,915
Telos Corp (b)	3,212	21,970
Tenable Holdings Inc (b)	7,816	227,915
Teradata Corp (b)	6,009	129,254
Terawulf Inc (b)(c)	19,630	224,175
UiPath Inc Class A (b)	26,452	353,928
Unity Software Inc (b)	19,284	772,131
Varonis Systems Inc (b)	7,112	408,727
Verint Systems Inc (b)	3,781	76,565
Veritone Inc (b)	2,764	13,322
Vertex Inc Class A (b)	3,571	88,525
Viant Technology Inc Class A (b)	1,164	10,044
Weave Communications Inc (b)	2,384	15,925
Workiva Inc Class A (b)	3,321	285,872
Xperi Inc (b)	2,875	18,630
Yext Inc (b)	6,659	56,735
Zeta Global Holdings Corp Class A (b)	13,443	267,112
		22,668,567
Technology Hardware, Storage & Peripherals - 0.9%
CompoSecure Inc Class A (b)	2,576	53,632
Corsair Gaming Inc (b)	2,878	25,672
Diebold Nixdorf Inc (b)	2,337	133,279
Eastman Kodak Co (b)(c)	4,655	29,839
Immersion Corp	1,940	14,239
IonQ Inc (b)(c)	14,326	881,049
Pure Storage Inc Class A (b)	19,748	1,655,080
Sandisk Corp/DE	8,585	963,237
Turtle Beach Corp (b)	1,059	16,838
Xerox Holdings Corp (c)	8,351	31,400
		3,804,265
TOTAL INFORMATION TECHNOLOGY		53,869,811

Materials - 4.1%
Chemicals - 1.8%
AdvanSix Inc	1,684	32,636
Albemarle Corp	7,478	606,316
American Vanguard Corp (b)	1,373	7,881
Arq Inc (b)	2,167	15,516
Ashland Inc	2,943	140,999
ASP Isotopes Inc (b)	3,552	34,170
Aspen Aerogels Inc (b)	4,289	29,851
Avient Corp	5,841	192,461
Axalta Coating Systems Ltd (b)	13,874	397,074
Balchem Corp	2,073	311,074
Cabot Corp	3,421	260,167
Celanese Corp	6,953	292,582
Chemours Co/The	9,389	148,722
Ecovyst Inc (b)	6,600	57,816
Element Solutions Inc	14,156	356,307
FMC Corp	7,952	267,426
Hawkins Inc	1,189	217,254
HB Fuller Co	3,481	206,354
Huntsman Corp	10,642	95,565
Ingevity Corp (b)	2,280	125,833
Innospec Inc	1,613	124,459
Intrepid Potash Inc (b)	612	18,715
Koppers Holdings Inc	1,243	34,804
Kronos Worldwide Inc	1,629	9,350
LSB Industries Inc (b)	3,401	26,800
Mativ Holdings Inc	3,427	38,759
Minerals Technologies Inc	1,987	123,432
Mosaic Co/The	20,157	699,045
NewMarket Corp	480	397,541
Olin Corp	7,406	185,076
Origin Materials Inc Class A (b)	5,811	3,014
Perimeter Solutions Inc	8,712	195,062
PureCycle Technologies Inc (b)(c)	9,598	126,214
Quaker Chemical Corp (c)	855	112,646
Rayonier Advanced Materials Inc (b)	4,360	31,479
RPM International Inc	8,158	961,665
Scotts Miracle-Gro Co/The	2,780	158,321
Sensient Technologies Corp	2,713	254,615
Stepan Co	1,417	67,591
Trinseo PLC	1,750	4,113
Tronox Holdings PLC	8,113	32,614
Westlake Corp	2,095	161,441
		7,562,760
Construction Materials - 0.2%
Eagle Materials Inc	2,112	492,180
Knife River Corp (b)	3,593	276,194
United States Lime & Minerals Inc	663	87,218
		855,592
Containers & Packaging - 0.7%
AptarGroup Inc	4,203	561,773
Ardagh Metal Packaging SA	9,192	36,676
Crown Holdings Inc	7,321	707,135
Graphic Packaging Holding CO	19,172	375,196
Greif Inc Class A	1,643	98,186
Myers Industries Inc	2,363	40,029
O-I Glass Inc (b)	9,669	125,407
Ranpak Holdings Corp Class A (b)	2,795	15,708
Sealed Air Corp	9,340	330,169
Silgan Holdings Inc	5,177	222,663
Sonoco Products Co	6,288	270,950
TriMas Corp	2,373	91,693
		2,875,585
Metals & Mining - 1.4%
Alcoa Corp	16,447	540,942
Alpha Metallurgical Resources Inc (b)	687	112,730
Carpenter Technology Corp	3,162	776,397
Century Aluminum Co (b)	3,273	96,095
Cleveland-Cliffs Inc (b)	30,796	375,711
Coeur Mining Inc (b)	40,656	762,707
Commercial Metals Co	7,174	410,927
Compass Minerals International Inc (b)	2,129	40,877
Contango ORE Inc (b)	660	16,454
Hecla Mining Co	40,207	486,505
Idaho Strategic Resources Inc (b)(c)	713	24,092
Ivanhoe Electric Inc / US (b)	5,791	72,677
Kaiser Aluminum Corp	1,004	77,469
Materion Corp	1,303	157,415
Mesabi Trust	883	25,845
Metallus Inc (b)	2,506	41,424
MP Materials Corp (b)(c)	7,687	515,567
Olympic Steel Inc	664	20,219
Ramaco Resources Inc Class A (b)	1,672	55,494
Royal Gold Inc	4,186	839,628
Ryerson Holding Corp	1,714	39,182
SunCoke Energy Inc	5,338	43,558
Warrior Met Coal Inc	3,356	213,576
Worthington Steel Inc	2,300	69,897
		5,815,388
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	1,079	22,399
Louisiana-Pacific Corp	3,928	348,964
Sylvamo Corp	2,144	94,807
		466,170
TOTAL MATERIALS		17,575,495

Real Estate - 6.2%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	4,639	84,383
Alpine Income Property Trust Inc	927	13,136
American Assets Trust Inc	3,022	61,407
Armada Hoffler Properties Inc Class A	5,634	39,494
Broadstone Net Lease Inc Class A	11,978	214,047
CTO Realty Growth Inc	1,987	32,388
Essential Properties Realty Trust Inc	12,573	374,173
Gladstone Commercial Corp	3,310	40,779
Global Net Lease Inc	12,209	99,259
One Liberty Properties Inc	1,086	24,022
		983,088
Health Care REITs - 0.7%
American Healthcare REIT Inc	10,143	426,107
CareTrust REIT Inc	12,196	422,957
Community Healthcare Trust Inc	1,693	25,903
Diversified Healthcare Trust	14,389	63,455
Global Medical REIT Inc	824	27,777
Healthcare Realty Trust Inc	22,456	404,882
LTC Properties Inc	3,028	111,612
Medical Properties Trust Inc (c)	37,729	191,286
National Health Investors Inc	2,996	238,182
Omega Healthcare Investors Inc	18,410	777,271
Sabra Health Care REIT Inc	15,193	283,198
Sila Realty Trust Inc (c)	3,667	92,042
Universal Health Realty Income Trust	843	33,020
		3,097,692
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	13,997	168,104
Chatham Lodging Trust	3,330	22,344
DiamondRock Hospitality Co	13,371	106,433
Park Hotels & Resorts Inc (c)	13,003	144,073
Pebblebrook Hotel Trust	7,389	84,161
RLJ Lodging Trust	9,510	68,472
Ryman Hospitality Properties Inc	3,812	341,518
Service Properties Trust	10,553	28,599
Summit Hotel Properties Inc	6,901	37,886
Sunstone Hotel Investors Inc	12,504	117,162
Xenia Hotels & Resorts Inc	6,220	85,338
		1,204,090
Industrial REITs - 0.7%
Americold Realty Trust Inc	16,742	204,922
EastGroup Properties Inc	3,339	565,159
First Industrial Realty Trust Inc	8,425	433,635
Lineage Inc (c)	3,741	144,552
LXP Industrial Trust	18,735	167,866
Plymouth Industrial REIT Inc	2,673	59,688
Rexford Industrial Realty Inc	15,019	617,432
STAG Industrial Inc Class A	11,901	419,986
Terreno Realty Corp	6,579	373,358
		2,986,598
Office REITs - 0.7%
Brandywine Realty Trust	11,023	45,966
BXP Inc	9,264	688,687
COPT Defense Properties	7,227	210,017
Cousins Properties Inc	10,693	309,455
Douglas Emmett Inc	10,511	163,656
Easterly Government Properties Inc	2,717	62,301
Empire State Realty Trust Inc Class A	8,593	65,822
Highwoods Properties Inc	6,923	220,290
Hudson Pacific Properties Inc (b)	21,137	58,338
JBG SMITH Properties	4,585	102,016
Kilroy Realty Corp	6,775	286,244
NET Lease Office Properties	892	26,457
Orion Properties Inc	3,832	10,346
Paramount Group Inc (b)	11,493	75,164
Peakstone Realty Trust	2,385	31,291
Piedmont Realty Trust Inc Class A1	7,777	69,993
Postal Realty Trust Inc Class A	1,698	26,642
SL Green Realty Corp	4,512	269,863
Vornado Realty Trust	10,599	429,577
		3,152,125
Real Estate Management & Development - 0.8%
Anywhere Real Estate Inc (b)	6,143	65,054
Compass Inc Class A (b)	27,213	218,520
Cushman & Wakefield PLC (b)	14,715	234,263
Douglas Elliman Inc (b)	4,751	13,588
eXp World Holdings Inc (c)	5,449	58,086
Forestar Group Inc (b)	1,188	31,589
Howard Hughes Holdings Inc (b)	1,925	158,177
Jones Lang LaSalle Inc (b)	3,016	899,613
Kennedy-Wilson Holdings Inc	7,449	61,976
Marcus & Millichap Inc	1,520	44,612
Newmark Group Inc Class A	9,393	175,179
Opendoor Technologies Inc Class A (b)(c)	41,163	328,069
RE/MAX Holdings Inc Class A (b)	1,273	12,004
RMR Group Inc/The Class A	1,200	18,876
Seaport Entertainment Group Inc (b)	525	12,033
St Joe Co/The	2,454	121,424
Tejon Ranch Co (b)	1,752	27,997
Zillow Group Inc Class A (b)	2,902	216,025
Zillow Group Inc Class C (b)	10,626	818,734
		3,515,819
Residential REITs - 0.7%
American Homes 4 Rent Class A	20,190	671,318
Apartment Investment and Management Co Class A	7,992	63,376
Camden Property Trust	6,793	725,357
Centerspace	1,140	67,146
Elme Communities	5,558	93,708
Equity LifeStyle Properties Inc	12,164	738,355
Independence Realty Trust Inc	14,916	244,473
NexPoint Residential Trust Inc	1,501	48,361
UMH Properties Inc	5,008	74,369
Veris Residential Inc	5,378	81,746
		2,808,209
Retail REITs - 1.4%
Acadia Realty Trust	8,428	169,824
Agree Realty Corp	6,998	497,138
Alexander's Inc	138	32,360
Brixmor Property Group Inc	19,462	538,708
CBL & Associates Properties Inc	942	28,806
Curbline Properties Corp	5,959	132,886
Federal Realty Investment Trust	4,938	500,269
FrontView REIT Inc	1,329	18,221
Getty Realty Corp (c)	3,278	87,949
InvenTrust Properties Corp	5,049	144,502
Kimco Realty Corp	43,046	940,555
Kite Realty Group Trust	14,043	313,159
Macerich Co/The	16,066	292,401
NETSTREIT Corp (c)	5,161	93,208
NNN REIT Inc	11,985	510,201
Phillips Edison & Co Inc	8,006	274,846
Regency Centers Corp	10,396	757,868
Saul Centers Inc	806	25,687
SITE Centers Corp	2,912	26,237
Tanger Inc	7,253	245,442
Urban Edge Properties	8,132	166,462
Whitestone REIT	2,868	35,219
		5,831,948
Specialized REITs - 0.7%
CubeSmart	14,530	590,790
EPR Properties	4,862	282,045
Farmland Partners Inc	2,889	31,431
Four Corners Property Trust Inc	6,391	155,940
Gladstone Land Corp	2,012	18,429
Lamar Advertising Co Class A	5,595	684,940
Millrose Properties Inc Class A	7,650	257,117
National Storage Affiliates Trust	4,459	134,751
Outfront Media Inc	8,705	159,476
PotlatchDeltic Corp	4,513	183,905
Rayonier Inc	8,975	238,197
Safehold Inc	3,110	48,174
		2,785,195
TOTAL REAL ESTATE		26,364,764

Utilities - 2.6%
Electric Utilities - 0.9%
ALLETE Inc	3,691	245,082
Hawaiian Electric Industries Inc (b)	10,802	119,253
IDACORP Inc	3,426	452,746
MGE Energy Inc	2,345	197,402
OGE Energy Corp	12,777	591,192
Oklo Inc Class A (b)	5,660	631,826
Otter Tail Corp	2,677	219,434
Pinnacle West Capital Corp	7,574	679,085
Portland General Electric Co	7,021	308,924
TXNM Energy Inc	5,865	331,666
		3,776,610
Gas Utilities - 0.6%
Chesapeake Utilities Corp	1,466	197,456
MDU Resources Group Inc	13,036	232,171
National Fuel Gas Co	5,746	530,758
New Jersey Resources Corp	6,430	309,605
Northwest Natural Holding Co	2,548	114,482
ONE Gas Inc	3,814	308,705
Southwest Gas Holdings Inc	3,851	301,687
Spire Inc	3,762	306,678
UGI Corp	13,636	453,533
		2,755,075
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	45,214	595,016
Clearway Energy Inc Class A	3,558	95,816
Clearway Energy Inc Class C	4,098	115,769
Hallador Energy Co (b)	2,042	39,962
Ormat Technologies Inc	3,657	351,986
Talen Energy Corp (b)	2,891	1,229,774
		2,428,323
Multi-Utilities - 0.2%
Avista Corp	5,075	191,886
Black Hills Corp	4,611	283,992
Northwestern Energy Group Inc	3,925	230,044
Unitil Corp	1,021	48,865
		754,787
Water Utilities - 0.3%
American States Water Co	2,423	177,654
Cadiz Inc (b)	4,256	20,088
California Water Service Group	3,748	171,996
Consolidated Water Co Ltd	939	33,128
Essential Utilities Inc	16,428	655,478
H2O America	1,958	95,355
Middlesex Water Co	1,137	61,534
York Water Co/The	931	28,321
		1,243,554
TOTAL UTILITIES		10,958,349

TOTAL UNITED STATES		402,173,057
TOTAL COMMON STOCKS (Cost $322,569,759)		411,356,776

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $497,542)	4.15	500,000	497,601

Money Market Funds - 8.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.21	11,089,973	11,092,191
Fidelity Securities Lending Cash Central Fund (i)(j)	4.19	23,058,553	23,060,859
TOTAL MONEY MARKET FUNDS (Cost $34,153,050)			34,153,050

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $357,220,351)	446,007,427
NET OTHER ASSETS (LIABILITIES) - (5.2)% (f)	(21,847,719)
NET ASSETS - 100.0%	424,159,708

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	46	12/19/2025	5,647,650	54,255	54,255
CME E-Mini S&P MidCap 400 Index Contracts (United States)	20	12/19/2025	6,572,400	(66,635)	(66,635)

TOTAL FUTURES CONTRACTS					(12,380)
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $47,026 or 0.0% of net assets.

(f)	Includes $310,699 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $497,601.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,573,852.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,870,950	83,371,116	80,149,815	258,248	(60)	-	11,092,191	11,089,973	0.0%
Fidelity Securities Lending Cash Central Fund	17,101,417	57,932,677	51,973,235	172,489	-	-	23,060,859	23,058,553	0.1%
Total	24,972,367	141,303,793	132,123,050	430,737	(60)	-	34,153,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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